Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

July 31, 2019

GUX-QTLY-0919
1.929356.107

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
		Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR		12,250	$848,680
BBVA Banco Frances SA sponsored ADR		20,402	236,459
Grupo Financiero Galicia SA sponsored ADR		27,886	1,024,532
Pampa Holding SA sponsored ADR (a)		17,211	566,242
Telecom Argentina SA Class B sponsored ADR		21,972	371,327
Transportadora de Gas del Sur SA Class B sponsored ADR		19,440	303,458
YPF SA Class D sponsored ADR		52,720	867,244

TOTAL ARGENTINA			4,217,942

Australia - 4.6%
AGL Energy Ltd.		181,667	2,603,516
Alumina Ltd.		758,260	1,202,121
AMP Ltd.		814,106	990,275
APA Group unit		348,095	2,621,838
Aristocrat Leisure Ltd.		164,564	3,424,427
ASX Ltd.		56,637	3,426,022
Aurizon Holdings Ltd.		533,247	2,093,375
Australia & New Zealand Banking Group Ltd.		809,657	15,387,271
Bank of Queensland Ltd.		104,308	664,408
Bendigo & Adelaide Bank Ltd.		126,165	987,616
BHP Billiton Ltd.		832,656	22,923,568
BlueScope Steel Ltd.		148,951	1,314,663
Boral Ltd.		325,871	1,142,052
Brambles Ltd.		457,184	4,089,477
Caltex Australia Ltd.		66,593	1,224,849
Challenger Ltd.		142,421	686,100
Cimic Group Ltd.		24,005	599,202
Coca-Cola Amatil Ltd.		131,761	953,641
Cochlear Ltd.		16,782	2,521,491
Coles Group Ltd. (a)		308,894	2,999,108
Commonwealth Bank of Australia		499,766	28,047,666
Computershare Ltd.		133,470	1,437,775
Crown Ltd.		89,637	724,751
CSL Ltd.		128,346	20,027,416
DEXUS Property Group unit		315,903	2,825,424
Dominos Pizza Enterprises Ltd.		16,764	441,282
Flight Centre Travel Group Ltd.		15,599	490,575
Fortescue Metals Group Ltd.		385,263	2,169,112
Goodman Group unit		464,771	4,700,477
Harvey Norman Holdings Ltd. (b)		153,635	460,094
Incitec Pivot Ltd.		416,956	989,952
Insurance Australia Group Ltd.		662,219	3,900,299
Lendlease Group unit		155,559	1,541,849
Macquarie Group Ltd.		91,985	8,050,436
Medibank Private Ltd.		762,789	1,880,414
Mirvac Group unit		1,178,013	2,588,450
National Australia Bank Ltd.		783,149	15,252,445
Newcrest Mining Ltd.		213,961	5,163,994
Orica Ltd.		113,292	1,687,842
Origin Energy Ltd.		533,449	2,886,578
QBE Insurance Group Ltd.		380,151	3,239,800
Ramsay Health Care Ltd.		42,033	2,088,488
realestate.com.au Ltd.		13,124	880,281
Rio Tinto Ltd.		105,928	7,089,482
Santos Ltd.		487,068	2,399,868
Scentre Group unit		1,541,850	4,200,198
SEEK Ltd.		99,076	1,410,500
Sonic Healthcare Ltd.		132,183	2,529,838
South32 Ltd.		1,440,596	3,065,247
SP AusNet		484,790	587,350
Stockland Corp. Ltd. unit		656,681	2,049,932
Suncorp Group Ltd.		371,857	3,427,324
Sydney Airport unit		294,357	1,680,149
Tabcorp Holdings Ltd.		527,048	1,616,821
Telstra Corp. Ltd.		1,138,837	3,087,755
The GPT Group unit		537,904	2,283,257
TPG Telecom Ltd.		90,670	431,475
Transurban Group unit		747,139	7,918,545
Treasury Wine Estates Ltd.		209,497	2,518,983
Vicinity Centres unit		957,596	1,705,686
Washington H. Soul Pattinson & Co. Ltd.		28,023	433,832
Wesfarmers Ltd.		318,704	8,534,911
Westpac Banking Corp.		981,693	19,260,744
Woodside Petroleum Ltd.		264,524	6,237,736
Woolworths Group Ltd.		356,928	8,702,030
WorleyParsons Ltd.		81,943	897,896

TOTAL AUSTRALIA			275,399,979

Austria - 0.1%
Andritz AG		19,095	684,031
Erste Group Bank AG		86,256	3,097,546
OMV AG		40,641	2,038,478
Raiffeisen International Bank-Holding AG		41,376	971,945
Verbund AG		17,676	990,107
Voestalpine AG		29,530	785,861

TOTAL AUSTRIA			8,567,968

Bailiwick of Jersey - 0.5%
Experian PLC		259,958	7,903,373
Ferguson PLC		66,746	5,003,307
Glencore Xstrata PLC		3,128,539	10,032,666
Polymetal International PLC		67,683	819,140
WPP PLC		373,636	4,401,222

TOTAL BAILIWICK OF JERSEY			28,159,708

Belgium - 0.7%
Ageas		54,755	2,950,073
Anheuser-Busch InBev SA NV		215,677	21,683,440
Colruyt NV		15,169	792,083
Groupe Bruxelles Lambert SA		24,635	2,331,120
KBC Groep NV		70,800	4,567,730
Proximus		42,259	1,207,410
Solvay SA Class A		22,976	2,361,841
Telenet Group Holding NV		13,701	674,932
Titan Cement International Trading SA (a)		8,915	187,509
UCB SA		37,855	2,959,365
Umicore SA		54,732	1,713,309

TOTAL BELGIUM			41,428,812

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)		906,000	813,928
Alibaba Pictures Group Ltd. (a)		3,630,000	733,527
Beijing Enterprises Water Group Ltd.		1,408,000	741,095
Brilliance China Automotive Holdings Ltd.		766,000	834,795
Cheung Kong Infrastructure Holdings Ltd.		193,500	1,500,213
China Gas Holdings Ltd.		489,200	2,026,994
China Oriental Group Co. Ltd. (H Shares)		264,000	117,529
China Resource Gas Group Ltd.		246,000	1,245,153
Cosco Shipping Ports Ltd.		636,953	555,089
Credicorp Ltd. (United States)		19,719	4,298,545
Dairy Farm International Holdings Ltd.		81,400	609,529
GOME Electrical Appliances Holdings Ltd. (a)		3,110,104	331,238
Haier Electronics Group Co. Ltd.		406,000	954,215
HengTen Networks Group Ltd. (a)		4,492,000	84,995
Hongkong Land Holdings Ltd.		318,236	1,940,762
Jardine Matheson Holdings Ltd.		60,398	3,665,906
Jardine Strategic Holdings Ltd.		60,200	2,063,733
Kerry Properties Ltd.		166,000	623,331
Kunlun Energy Co. Ltd.		794,000	692,470
Luye Pharma Group Ltd. (c)		364,500	281,459
Nine Dragons Paper (Holdings) Ltd.		440,000	356,146
NWS Holdings Ltd.		412,871	766,580
Shangri-La Asia Ltd.		334,000	406,368
Shenzhen International Holdings Ltd.		275,276	508,469
Sihuan Pharmaceutical Holdings Group Ltd.		1,197,000	245,219
Yue Yuen Industrial (Holdings) Ltd.		171,500	480,532

TOTAL BERMUDA			26,877,820

Brazil - 1.3%
Ambev SA		1,318,300	6,953,602
Atacadao Distribuicao Comercio e Industria Ltda		102,400	628,135
B2W Companhia Global do Varejo (a)		48,300	480,171
Banco Bradesco SA		354,258	2,887,829
Banco do Brasil SA		249,700	3,220,416
Banco Santander SA (Brasil) unit		106,500	1,195,783
BB Seguridade Participacoes SA		181,000	1,539,023
BM&F BOVESPA SA		586,966	6,488,948
BR Malls Participacoes SA		213,440	839,476
Brasil Foods SA (a)		158,200	1,384,952
BTG Pactual Participations Ltd. unit		59,300	928,575
CCR SA		333,800	1,307,613
Centrais Eletricas Brasileiras SA (Electrobras) (a)		113,200	1,168,380
Cielo SA		302,971	574,766
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		88,400	1,236,931
Companhia Siderurgica Nacional SA (CSN)		158,400	686,088
Cosan SA Industria e Comercio		44,700	595,945
Drogasil SA		62,100	1,350,746
Embraer SA		188,400	953,268
Energisa SA unit		53,600	693,815
ENGIE Brasil Energia SA		52,650	665,928
Equatorial Energia SA		65,000	1,609,522
Hypermarcas SA		108,700	859,608
IRB Brasil Resseguros SA		66,100	1,645,420
JBS SA		313,500	2,045,449
Klabin SA unit		173,300	728,374
Kroton Educacional SA		406,452	1,337,675
Localiza Rent A Car SA		157,067	1,810,879
Lojas Renner SA		239,718	2,981,125
M. Dias Branco SA		23,000	235,825
Magazine Luiza SA		22,700	1,568,631
Multiplan Empreendimentos Imobiliarios SA		68,166	507,090
Natura Cosmeticos SA		50,300	806,229
Notre Dame Intermedica Participacoes SA		103,200	1,181,716
Petrobras Distribuidora SA		197,500	1,376,577
Petroleo Brasileiro SA - Petrobras (ON)		835,400	6,302,138
Porto Seguro SA		21,700	296,244
Rumo SA (a)		316,000	1,815,012
Sul America SA unit		53,747	591,782
Suzano Papel e Celulose SA		150,617	1,210,430
TIM Participacoes SA		222,200	711,487
Ultrapar Participacoes SA		184,200	960,011
Vale SA		897,545	11,714,522
Weg SA		238,450	1,488,301

TOTAL BRAZIL			79,564,437

Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)		67,611	3,532,186
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		126,499	7,754,030
AltaGas Ltd.		76,426	1,170,306
ATCO Ltd. Class I (non-vtg.)		23,520	783,941
Bank of Montreal		180,949	13,545,811
Bank of Nova Scotia		345,158	18,426,908
Barrick Gold Corp. (Canada)		497,904	8,092,166
Bausch Health Cos., Inc. (Canada) (a)		95,507	2,294,686
BCE, Inc.		45,694	2,064,851
BlackBerry Ltd. (a)		145,464	1,061,387
Bombardier, Inc. Class B (sub. vtg.) (a)		552,800	950,793
Brookfield Asset Management, Inc. Class A		237,967	11,660,347
CAE, Inc.		73,634	1,985,630
Cameco Corp.		111,565	1,024,525
Canadian Imperial Bank of Commerce		125,052	9,837,967
Canadian National Railway Co.		204,766	19,381,246
Canadian Natural Resources Ltd.		337,403	8,546,281
Canadian Pacific Railway Ltd.		39,380	9,402,206
Canadian Tire Ltd. Class A (non-vtg.)		17,115	1,868,800
Canadian Utilities Ltd. Class A (non-vtg.)		35,183	958,082
CCL Industries, Inc. Class B		45,305	2,265,593
Cenovus Energy, Inc. (Canada)		308,522	2,868,287
CGI Group, Inc. Class A (sub. vtg.) (a)		72,757	5,599,830
CI Financial Corp.		63,367	982,337
Constellation Software, Inc.		5,670	5,394,577
Dollarama, Inc.		85,941	3,184,206
Emera, Inc.		17,105	710,224
Empire Co. Ltd. Class A (non-vtg.)		46,458	1,229,564
Enbridge, Inc.		573,693	19,160,772
Encana Corp. (Toronto)		421,198	1,924,401
Fairfax Financial Holdings Ltd. (sub. vtg.)		8,037	3,723,461
First Capital Realty, Inc.		50,410	834,565
First Quantum Minerals Ltd.		192,259	1,771,382
Fortis, Inc.		114,096	4,497,101
Franco-Nevada Corp.		52,652	4,575,833
George Weston Ltd.		22,143	1,751,240
Gildan Activewear, Inc.		56,978	2,244,065
Great-West Lifeco, Inc.		80,522	1,768,092
H&R (REIT) unit		41,168	707,448
Husky Energy, Inc.		90,691	703,649
Hydro One Ltd. (c)		105,414	1,861,798
iA Financial Corp, Inc.		27,932	1,120,836
IGM Financial, Inc.		22,212	613,615
Imperial Oil Ltd.		83,260	2,279,903
Intact Financial Corp.		40,395	3,765,262
Inter Pipeline Ltd.		111,579	1,877,686
Keyera Corp.		57,819	1,471,103
Kinross Gold Corp. (a)		330,102	1,335,615
Kirkland Lake Gold Ltd.		55,711	2,303,915
Loblaw Companies Ltd.		56,467	2,929,883
Lundin Mining Corp.		187,794	909,231
Magna International, Inc. Class A (sub. vtg.)		90,719	4,575,130
Manulife Financial Corp.		549,427	9,949,466
Methanex Corp.		18,814	740,557
Metro, Inc. Class A (sub. vtg.)		78,831	3,083,237
National Bank of Canada		98,722	4,778,270
Nutrien Ltd.		173,861	9,532,188
Onex Corp. (sub. vtg.)		24,094	1,455,535
Open Text Corp.		81,442	3,473,534
Pembina Pipeline Corp.		146,768	5,325,594
Power Corp. of Canada (sub. vtg.)		91,673	1,943,484
Power Financial Corp.		79,524	1,740,755
PrairieSky Royalty Ltd.		56,972	763,195
Quebecor, Inc. Class B (sub. vtg.)		49,293	1,116,730
Restaurant Brands International, Inc. (b)		60,023	4,420,545
Restaurant Brands International, Inc.		8,608	634,410
RioCan (REIT)		79,964	1,576,499
Rogers Communications, Inc. Class B (non-vtg.)		104,827	5,441,505
Royal Bank of Canada		403,555	31,867,330
Saputo, Inc.		64,078	1,935,255
Shaw Communications, Inc. Class B		146,625	2,874,063
Shopify, Inc. Class A (a)		28,161	8,949,087
Smart (REIT)		22,221	545,339
SNC-Lavalin Group, Inc.		49,837	788,450
Sun Life Financial, Inc.		170,256	7,074,435
Suncor Energy, Inc.		452,215	12,975,740
Teck Resources Ltd. Class B (sub. vtg.)		145,386	2,974,255
TELUS Corp.		60,279	2,166,719
The Stars Group, Inc. (a)		67,094	1,044,182
The Toronto-Dominion Bank		515,587	30,139,064
Thomson Reuters Corp.		56,292	3,780,666
Tourmaline Oil Corp.		67,378	888,299
TransCanada Corp.		263,680	12,910,291
Vermilion Energy, Inc.		58,400	1,046,492
West Fraser Timber Co. Ltd.		14,586	570,156
Wheaton Precious Metals Corp.		129,987	3,397,902
WSP Global, Inc.		35,447	1,999,299

TOTAL CANADA			399,185,281

Cayman Islands - 4.7%
3SBio, Inc. (c)		334,000	564,051
51job, Inc. sponsored ADR (a)		6,521	505,704
58.com, Inc. ADR (a)		28,646	1,615,061
AAC Technology Holdings, Inc.		203,000	1,090,829
Agile Property Holdings Ltd.		402,000	516,676
Airtac International Group		31,000	316,161
Alibaba Group Holding Ltd. sponsored ADR (a)		403,005	69,764,196
Anta Sports Products Ltd.		299,000	2,232,015
ASM Pacific Technology Ltd.		101,000	1,181,211
Autohome, Inc. ADR Class A (a)(b)		16,230	1,379,550
Baidu.com, Inc. sponsored ADR (a)		77,613	8,669,372
Baozun, Inc. sponsored ADR (a)(b)		10,184	505,228
BeiGene Ltd. ADR (a)(b)		11,045	1,516,920
Chailease Holding Co. Ltd.		373,304	1,564,135
Cheung Kong Property Holdings Ltd.		736,216	5,535,708
China Aoyuan Property Group Ltd.		332,000	444,084
China Conch Venture Holdings Ltd.		438,500	1,508,911
China Education Group Holdings Ltd.		178,000	276,415
China First Capital Group Ltd. (a)		726,000	221,826
China Hongqiao Group Ltd.		483,500	353,324
China Huishan Dairy Holdings Co. Ltd. (a)(d)		461,000	12,367
China Investment Fund International Holdings Co. Ltd. (d)		232,000	684,013
China Literature Ltd. (a)(b)(c)		61,600	245,876
China Medical System Holdings Ltd.		370,000	352,943
China Mengniu Dairy Co. Ltd.		814,000	3,284,526
China Resources Cement Holdings Ltd.		632,000	577,584
China Resources Land Ltd.		764,634	3,267,594
China State Construction International Holdings Ltd.		515,250	529,281
China Zhongwang Holdings Ltd.		324,800	165,410
CIFI Holdings Group Co. Ltd.		765,441	487,953
CK Hutchison Holdings Ltd.		751,216	7,020,097
Country Garden Holdings Co. Ltd.		2,092,644	2,819,431
Country Garden Services Holdings Co. Ltd.		291,000	700,697
Ctrip.com International Ltd. ADR (a)		116,969	4,559,452
Dali Foods Group Co. Ltd. (c)		558,000	347,761
ENN Energy Holdings Ltd.		218,400	2,246,551
Evergrande Real Estate Group Ltd.		568,000	1,499,553
Fullshare Holdings Ltd. (a)		1,525,000	54,320
Future Land Development Holding Ltd.		470,000	394,867
GDS Holdings Ltd. ADR (a)(b)		15,106	622,065
Geely Automobile Holdings Ltd.		1,443,000	2,200,761
Genscript Biotech Corp. (a)		258,000	630,611
Greentown Service Group Co. Ltd.		204,000	171,851
Haitian International Holdings Ltd.		151,000	305,049
Hengan International Group Co. Ltd.		188,500	1,425,745
Huazhu Group Ltd. ADR (b)		36,517	1,196,297
Hutchison China Meditech Ltd. sponsored ADR (a)		14,208	297,089
iQIYI, Inc. ADR (a)(b)		30,416	565,433
JD.com, Inc. sponsored ADR (a)		207,549	6,207,791
Kaisa Group Holdings Ltd.		586,000	243,042
Kingboard Chemical Holdings Ltd.		164,000	403,736
Kingboard Laminates Holdings Ltd.		293,000	241,617
Kingdee International Software Group Co. Ltd.		577,000	549,635
Kingsoft Corp. Ltd. (a)		216,000	465,389
KWG Property Holding Ltd.		356,500	331,457
Lee & Man Paper Manufacturing Ltd.		303,000	184,951
Li Ning Co. Ltd.		526,500	1,298,035
Lijun International Pharmaceutical Holding Ltd.		422,000	374,179
Logan Property Holdings Co. Ltd.		354,000	535,270
Longfor Properties Co. Ltd. (c)		530,000	1,960,041
Meitu, Inc. (a)(c)		489,500	142,619
Meituan Dianping Class B		282,800	2,286,774
Melco Crown Entertainment Ltd. sponsored ADR		54,159	1,216,953
MGM China Holdings Ltd.		244,000	398,726
Momo, Inc. ADR		42,866	1,456,158
NetEase, Inc. ADR		19,814	4,573,467
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		41,163	4,293,713
Nexteer Auto Group Ltd.		192,000	199,545
NIO, Inc. sponsored ADR (a)(b)		173,000	600,310
Noah Holdings Ltd. sponsored ADR (a)(b)		7,500	242,550
Pinduoduo, Inc. ADR (b)		49,347	1,098,958
Sands China Ltd.		724,000	3,475,104
Semiconductor Manufacturing International Corp. (a)		844,600	994,836
Shenzhou International Group Holdings Ltd.		228,300	3,148,877
Shimao Property Holdings Ltd.		298,500	824,398
Shui On Land Ltd.		723,500	154,436
SINA Corp. (a)		15,773	617,040
Sino Biopharmaceutical Ltd.		1,952,500	2,381,593
SOHO China Ltd.		400,000	127,889
Sunac China Holdings Ltd.		696,000	3,139,428
Sunny Optical Technology Group Co. Ltd.		199,100	2,302,270
TAL Education Group ADR (a)		101,191	3,258,350
Tencent Holdings Ltd.		1,617,000	75,340,838
Tencent Music Entertainment Group ADR (a)(b)		22,419	319,919
Tingyi (Cayman Islands) Holding Corp.		502,000	749,192
Towngas China Co. Ltd.		194,852	148,362
Uni-President China Holdings Ltd.		302,000	357,193
Vipshop Holdings Ltd. ADR (a)		121,556	923,826
Want Want China Holdings Ltd.		1,670,000	1,298,843
Weibo Corp. sponsored ADR (a)(b)		13,349	522,880
WH Group Ltd. (c)		2,735,500	2,662,654
Wharf Real Estate Investment Co. Ltd.		363,000	2,289,917
Wuxi Biologics (Cayman), Inc. (a)(c)		169,500	1,801,321
Wynn Macau Ltd.		400,000	897,533
Xiaomi Corp. Class B (b)(c)		956,800	1,092,645
Xinyi Solar Holdings Ltd.		830,217	455,783
Yihai International Holding Ltd.		125,000	663,274
Yuzhou Properties Co.		348,688	163,817
YY, Inc. ADR (a)		13,624	874,525
Zhen Ding Technology Holding Ltd.		131,302	477,093
Zhongsheng Group Holdings Ltd. Class H		155,500	432,194
ZTO Express (Cayman), Inc. sponsored ADR		100,668	1,978,126

TOTAL CAYMAN ISLANDS			279,605,626

Chile - 0.2%
Aguas Andinas SA		607,913	340,260
Banco de Chile		9,399,480	1,360,225
Banco de Credito e Inversiones		18,424	1,160,661
Banco Santander Chile		16,739,528	1,212,163
Cencosud SA		363,716	718,117
Colbun SA (a)		1,983,351	372,434
Compania Cervecerias Unidas SA		38,737	543,077
Compania de Petroleos de Chile SA (COPEC)		98,840	906,950
CorpBanca SA		39,633,085	307,375
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		36,074	330,500
Empresas CMPC SA		294,424	690,460
Enel Chile SA		6,976,412	632,323
Enersis SA		11,123,884	1,835,402
LATAM Airlines Group SA		75,418	718,813
S.A.C.I. Falabella		279,610	1,727,667

TOTAL CHILE			12,856,427

China - 2.8%
Agricultural Bank of China Ltd.:
(A Shares)		678,300	353,501
(H Shares)		8,374,000	3,389,593
Aier Eye Hospital Group Co. Ltd. (A Shares)		46,670	205,339
Air China Ltd. (H Shares)		754,000	732,233
Aisino Co. Ltd. (A Shares)		43,600	144,086
Aluminum Corp. of China Ltd.:
(A shares) (a)		274,700	148,622
(H Shares) (a)		978,000	319,368
Angang Steel Co. Ltd. (H Shares)		288,600	109,468
Anhui Conch Cement Co. Ltd.:
(A Shares)		38,000	216,516
(H Shares)		331,500	1,914,161
Anxin Trust Co. Ltd. (A Shares) (a)		38,000	26,298
AVIC Aircraft Co. Ltd. (A Shares)		76,500	181,798
AVIC Aviation Engine Corp. PLC (A Shares)		50,500	171,586
AVIC Capital Co. Ltd. (A Shares)		60,100	44,678
AviChina Industry & Technology Co. Ltd. (H Shares)		1,059,000	568,424
Baic Motor Corp. Ltd. (H Shares) (c)		475,000	300,096
Bank Communications Co. Ltd.:
(H Shares)		2,376,000	1,728,656
Class A		279,900	235,285
Bank of Beijing Co. Ltd. (A Shares)		219,216	178,430
Bank of Chengdu Co. Ltd. Class A		184,000	225,801
Bank of China Ltd. (H Shares)		23,089,000	9,376,162
Bank of Guiyang Co. Ltd. (A Shares)		95,620	122,698
Bank of Hangzhou Co. Ltd. (A Shares)		38,780	47,488
Bank of Jiangsu Co. Ltd. (A Shares)		210,000	211,283
Bank of Nanjing Co. Ltd. (A Shares)		38,800	46,459
Bank of Ningbo Co. Ltd. (A Shares)		18,500	63,069
Bank of Shanghai Co. Ltd. (A Shares)		140,920	189,644
Baoshan Iron & Steel Co. Ltd. (A Shares)		38,500	35,451
BBMG Corp. (H Shares)		678,000	197,266
Beijing Capital International Airport Co. Ltd. (H Shares)		460,000	362,438
Beijing Tongrentang Co. Ltd. (A Shares)		7,500	30,786
BOE Technology Group Co. Ltd. (A Shares)		80,900	47,121
BYD Co. Ltd.:
(A Shares)		19,700	158,854
(H Shares) (b)		166,500	1,040,398
CGN Power Co. Ltd. (H Shares) (c)		2,887,000	833,307
Changjiang Securities Co. Ltd. (A Shares)		53,700	57,564
China Cinda Asset Management Co. Ltd. (H Shares)		2,122,000	462,913
China CITIC Bank Corp. Ltd. (H Shares)		2,903,000	1,608,386
China Coal Energy Co. Ltd. (H Shares)		387,000	149,946
China Communications Construction Co. Ltd.:
(A Shares)		95,300	150,580
(H Shares)		1,093,000	919,853
China Communications Services Corp. Ltd. (H Shares)		624,000	434,435
China Construction Bank Corp. (H Shares)		27,469,000	21,088,797
China Eastern Airlines Corp. Ltd.:
(A Shares)		147,800	125,489
(H Shares)		394,000	216,476
China Everbright Bank Co. Ltd.:
(A Shares)		376,500	213,995
(H Shares)		1,033,000	464,558
China Fortune Land Development Co. Ltd. (A Shares)		11,300	47,584
China Galaxy Securities Co. Ltd. (H Shares)		934,500	498,779
China Huarong Asset Management Co. Ltd. (c)		2,473,000	416,924
China International Capital Corp. Ltd. (H Shares) (c)		368,000	696,196
China International Travel Service Corp. Ltd. (A Shares)		5,200	67,879
China Life Insurance Co. Ltd. (H Shares)		2,145,000	5,463,680
China Longyuan Power Grid Corp. Ltd. (H Shares)		796,000	486,746
China Merchants Bank Co. Ltd.:
(A Shares)		87,700	461,489
(H Shares)		1,179,751	5,844,371
China Merchants Securities Co. Ltd. (A Shares)		22,100	54,033
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		14,900	44,336
China Minsheng Banking Corp. Ltd.:
(A Shares)		684,100	600,800
(H Shares)		1,573,800	1,084,049
China Molybdenum Co. Ltd.:
(H Shares)		1,053,000	299,482
Class A		322,800	168,025
China National Building Materials Co. Ltd. (H Shares)		969,000	849,546
China National Chemical Engineering Co. Ltd. (A Shares)		245,100	205,529
China National Nuclear Power Co. Ltd. (A Shares)		65,000	52,966
China Northern Rare Earth Group High-Tech Co. Ltd.		59,100	95,741
China Oilfield Services Ltd. (H Shares)		532,000	600,139
China Pacific Insurance (Group) Co. Ltd. (H Shares)		850,800	3,629,070
China Petroleum & Chemical Corp. (H Shares)		7,358,000	4,723,916
China Railway Construction Corp. Ltd. (H Shares)		631,500	729,646
China Railway Group Ltd. (H Shares)		924,000	646,951
China Railway Signal & Communications Corp. (H Shares) (c)		375,000	250,355
China Reinsurance Group Corp. (H Shares)		1,550,000	272,418
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		32,400	137,385
China Shenhua Energy Co. Ltd. (H Shares)		1,072,500	2,118,782
China Shipbuilding Industry Co. (A Shares)		263,400	228,367
China Shipping Development Co. Ltd. (H Shares)		242,000	137,823
China Southern Airlines Ltd. (H Shares)		518,000	332,040
China State Construction Engineering Corp. Ltd. (A Shares)		240,860	204,684
China Telecom Corp. Ltd. (H Shares)		4,106,000	1,831,400
China Tower Corp. Ltd. (H Shares) (c)		11,862,000	3,065,711
China United Network Communications Ltd. (A Shares)		231,000	197,627
China Vanke Co. Ltd.:
(A Shares)		129,900	538,108
(H Shares)		363,300	1,364,585
China Yangtze Power Co. Ltd. (A Shares)		78,000	211,511
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		760,000	397,263
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		26,200	177,403
CITIC Securities Co. Ltd.:
(A Shares)		46,600	155,913
(H Shares)		637,000	1,216,222
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)		867,500	322,625
CRRC Corp. Ltd. (H Shares)		1,704,950	1,342,055
Daqin Railway Co. Ltd. (A Shares)		50,700	58,016
Datang International Power Generation Co. Ltd. (H Shares)		558,000	125,379
DHC Software Co. Ltd. (A Shares)		126,000	122,676
Dong E-E-Jiao Co. Ltd. (A Shares)		25,100	120,960
Dongfeng Motor Group Co. Ltd. (H Shares)		652,000	581,527
Dongxing Securities Co. Ltd. (A Shares)		71,400	115,848
East Money Information Co. Ltd. (A Shares)		89,900	188,369
Everbright Securities Co. Ltd. (A Shares)		30,900	50,332
Financial Street Holdings Co. Ltd. (A Shares)		156,600	172,933
Focus Media Information Technology Co. Ltd. (A Shares)		32,640	23,834
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		16,500	237,974
Founder Securities Co. Ltd. (A Shares)		52,800	52,805
Foxconn Industrial Internet Co. Ltd. (A Shares)		47,900	94,577
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)		131,200	397,291
GD Power Development Co. Ltd. (A Shares)		302,700	111,791
Gemdale Corp. (A Shares)		97,900	172,516
GF Securities Co. Ltd. (H Shares)		404,800	454,002
Great Wall Motor Co. Ltd. (H Shares)		763,000	516,866
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		22,700	180,531
Greenland Holdings Corp. Ltd. (A Shares)		152,300	152,962
Guanghui Energy Co. Ltd. (A Shares)		204,500	102,781
Guangzhou Automobile Group Co. Ltd.		88,300	141,244
Guangzhou Automobile Group Co. Ltd. (H Shares)		716,000	727,989
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (A Shares)		19,200	104,209
Guangzhou Haige Communications Group (A Shares)		96,800	134,010
Guangzhou R&F Properties Co. Ltd. (H Shares)		262,000	474,034
Guosen Securities Co. Ltd. (A Shares)		55,800	109,734
Guotai Junan Securities Co. Ltd.:
(A Shares)		18,000	46,980
(H Shares) (c)		402,800	651,136
Guoyuan Securities Co. Ltd. (A Shares)		82,300	108,212
Haier Smart Home Co. Ltd. (A Shares)		17,100	41,477
Haitong Securities Co. Ltd. (H Shares)		869,600	861,721
Hanergy Mobile Energy Holding (d)		576,000	1
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		44,400	196,722
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		17,400	125,779
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		11,600	40,309
Hengtong Optic-electric Co. Ltd. (A Shares)		62,400	144,536
Huaan Securities Co. Ltd. (A Shares)		104,300	98,310
Huadian Power International Corp. Ltd. (H Shares)		554,000	231,880
Huadong Medicine Co. Ltd. (A Shares)		7,560	30,009
Huaneng Power International, Inc. (H Shares)		1,108,000	644,806
Huaneng Renewables Corp. Ltd. (H Shares)		1,058,000	287,560
Huatai Securities Co. Ltd.:
(A Shares)		54,800	160,380
(H Shares) (c)		468,800	759,493
HUAXI Securities Co. Ltd.		59,100	85,488
Huaxia Bank Co. Ltd. (A Shares)		297,900	325,811
Huayu Automotive Systems Co. Ltd. (A Shares)		12,631	42,179
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		172,300	177,054
Hundsun Technologies, Inc. (A Shares)		13,400	136,985
iFlytek Co. Ltd. (A Shares) (a)		34,000	160,948
Industrial & Commercial Bank of China Ltd. (H Shares)		18,995,000	12,756,029
Industrial Bank Co. Ltd. (A Shares)		138,400	382,377
Industrial Securities Co. Ltd. (A Shares)		50,000	46,801
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		12,100	54,475
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		176,600	40,339
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		816,200	825,173
Jiangsu Expressway Co. Ltd. (H Shares)		306,000	412,290
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		37,700	363,584
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		10,800	181,098
Jiangxi Copper Co. Ltd. (H Shares)		385,000	476,477
Kangmei Pharmaceutical Co. Ltd. (A Shares)		12,200	5,691
Kweichow Moutai Co. Ltd. (A Shares)		10,100	1,416,734
Legend Holdings Corp.:
(H Shares) (c)		100,800	237,385
rights (a)(d)		7,753	1,288
LONGi Green Energy Technology Co. Ltd.		40,400	149,912
Luxshare Precision Industry Co. Ltd. (A Shares)		22,815	71,012
Luzhou Laojiao Co. Ltd. (A Shares)		4,700	54,584
Maanshan Iron & Steel Co. Ltd. (A Shares)		481,600	204,414
Mango Excellent Media Co. Ltd. (A Shares) (a)		19,000	106,910
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		15,264	26,184
Metallurgical Corp. China Ltd. (H Shares)		833,000	203,338
Midea Group Co. Ltd. (A Shares)		33,700	265,491
Muyuan Foodstuff Co. Ltd. (A Shares)		13,900	154,249
NARI Technology Co. Ltd. (A Shares)		61,400	167,420
New China Life Insurance Co. Ltd. (H Shares)		251,600	1,247,993
Orient Securities Co. Ltd. (A Shares)		27,500	41,320
People's Insurance Co. of China Group (H Shares)		2,089,000	876,339
PetroChina Co. Ltd. (H Shares)		6,340,000	3,362,761
PICC Property & Casualty Co. Ltd. (H Shares)		2,056,933	2,442,332
Ping An Bank Co. Ltd. (A Shares)		113,400	230,661
Ping An Insurance (Group) Co. of China Ltd.:
(A Shares)		126,900	1,608,737
(H Shares)		1,560,500	18,391,762
Poly Developments & Holdings (A Shares)		25,400	52,012
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		2,154,000	1,252,657
Power Construction Corp. of China Ltd. (A Shares)		60,300	43,222
Risesun Real Estate Development Co. Ltd. (A Shares)		107,900	136,179
SAIC Motor Corp. Ltd. (A Shares)		47,700	171,160
Sany Heavy Industry Co. Ltd. (A Shares)		38,500	78,350
SDIC Capital Co. Ltd.		52,400	102,012
SDIC Power Holdings Co. Ltd. (A Shares)		45,700	56,378
Seazen Holdings Co. Ltd. (A Shares)		29,700	112,781
Shaanxi Coal Industry Co. Ltd. (A Shares)		145,900	199,271
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		28,700	108,284
Shandong Gold Mining Co. Ltd. (A Shares) (a)		30,700	187,096
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		548,000	522,442
Shanghai Electric Group Co. Ltd.:
(A Shares)		255,000	196,423
(H Shares)		598,000	207,702
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		168,000	497,337
Shanghai International Airport Co. Ltd. (A Shares)		6,100	72,861
Shanghai International Port Group Co. Ltd. (A Shares)		48,000	50,406
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		583,948	686,482
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		229,000	440,354
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		152,300	260,898
Shanghaioriental Pearl Media Co. Ltd.		22,490	32,244
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		165,000	195,940
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		18,000	176,067
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		221,600	196,093
Shenwan Hongyuan Group Co. Ltd. (A Shares)		305,100	215,755
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		6,200	142,125
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		40,200	41,845
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		37,500	121,453
Sichuan Chuantou Energy Co. Ltd. (A Shares)		36,436	49,441
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		34,700	157,207
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		45,700	128,015
Sinolink Securities Co. Ltd. (A Shares)		87,000	116,376
Sinopec Engineering Group Co. Ltd. (H Shares)		373,500	292,603
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		333,900	231,039
(H Shares)		669,000	233,403
Sinopharm Group Co. Ltd. (H Shares)		322,000	1,190,303
Sinotrans Ltd. (H Shares)		612,000	210,934
Spring Airlines Co. Ltd. (A Shares)		24,600	153,491
Suning.com Co. Ltd. (A Shares)		20,800	32,188
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		56,300	131,769
Tong Ren Tang Technologies Co. Ltd. (H Shares)		190,000	227,026
Tongwei Co. Ltd. (A Shares)		47,400	99,696
TravelSky Technology Ltd. (H Shares)		229,000	448,236
Tsingtao Brewery Co. Ltd.:
(A Shares)		17,200	112,501
(H Shares)		100,000	584,875
Walvax Biotechnology Co. Ltd. (A Shares)		35,600	141,216
Weichai Power Co. Ltd. (H Shares)		590,600	909,990
Weifu High-Technology Group Co. Ltd. (A Shares)		43,700	114,948
Wens Foodstuffs Group Co. Ltd. (A Shares)		48,300	283,121
Western Securities Co. Ltd. (A Shares)		78,400	109,137
Wuliangye Yibin Co. Ltd. (A Shares)		31,500	547,313
WuXi AppTec Co. Ltd. (H Shares) (c)		44,100	407,414
XCMG Construction Machinery Co. Ltd. (A Shares)		310,300	217,882
Xiamen C&D, Inc. (A Shares)		121,100	157,539
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		68,782	118,712
(H Shares)		155,652	173,945
Yanzhou Coal Mining Co. Ltd. (H Shares)		492,000	433,038
Yonghui Superstores Co. Ltd. (A Shares)		34,200	47,827
Yonyou Network Technology Co. Ltd. (A Shares)		33,700	139,173
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		2,498	37,500
Zhaojin Mining Industry Co. Ltd. (H Shares)		272,500	316,724
Zhejiang Chint Electric Co. Ltd. (A Shares)		44,900	155,563
Zhejiang Dahua Technology Co. Ltd. (A Shares)		88,900	205,906
Zhejiang Expressway Co. Ltd. (H Shares)		368,000	356,204
Zhejiang Longsheng Group Co. Ltd. (A Shares)		36,500	79,394
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)		56,900	127,362
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		132,500	633,325
Zijin Mining Group Co. Ltd. (H Shares)		1,756,000	702,772
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		168,300	150,215
ZTE Corp. (H Shares)		260,480	777,961

TOTAL CHINA			168,306,748

Colombia - 0.1%
Bancolombia SA		81,130	971,800
Cementos Argos SA		126,540	296,590
Ecopetrol SA		1,424,221	1,276,226
Grupo de Inversiones Suramerica SA		66,808	702,507
Interconexion Electrica SA ESP		121,541	659,395
Inversiones Argos SA		79,200	406,026

TOTAL COLOMBIA			4,312,544

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		41,223	924,836
Komercni Banka A/S		25,940	999,724
MONETA Money Bank A/S (c)		112,549	386,267

TOTAL CZECH REPUBLIC			2,310,827

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		1,229	1,316,304
Series B		1,622	1,821,261
Carlsberg A/S Series B		30,641	4,186,123
Christian Hansen Holding A/S		29,934	2,619,857
Coloplast A/S Series B		34,734	4,058,427
Danske Bank A/S		191,112	2,840,134
DSV de Sammensluttede Vognmaend A/S		49,774	4,759,143
Genmab A/S (a)		18,307	3,390,566
H Lundbeck A/S		17,960	695,951
ISS Holdings A/S		42,806	1,201,535
Novo Nordisk A/S Series B		490,970	23,576,057
Novozymes A/S Series B		60,086	2,790,617
ORSTED A/S (c)		51,966	4,746,872
Pandora A/S		28,343	1,091,570
Tryg A/S		29,599	904,758
Vestas Wind Systems A/S		55,119	4,533,194
William Demant Holding A/S (a)		36,223	1,070,452

TOTAL DENMARK			65,602,821

Egypt - 0.0%
Commercial International Bank SAE		220,087	977,426
Commercial International Bank SAE sponsored GDR		151,944	653,359
Eastern Tobacco Co.		224,915	215,130
Elsewedy Electric Co.		155,990	115,932

TOTAL EGYPT			1,961,847

Finland - 0.8%
Elisa Corp. (A Shares)		41,806	1,965,942
Fortum Corp.		120,452	2,773,480
Kone Oyj (B Shares)		91,976	5,253,779
Metso Corp.		31,802	1,229,000
Neste Oyj		117,572	3,903,265
Nokia Corp.		1,599,288	8,638,724
Nokian Tyres PLC		36,680	1,054,506
Nordea Bank ABP (Stockholm Stock Exchange)		863,770	5,543,148
Orion Oyj (B Shares)		30,202	1,036,776
Sampo Oyj (A Shares)		121,587	5,070,262
Stora Enso Oyj (R Shares)		175,890	2,031,801
UPM-Kymmene Corp.		163,489	4,425,018
Wartsila Corp.		121,278	1,528,490

TOTAL FINLAND			44,454,191

France - 6.7%
Accor SA		52,893	2,359,668
Aeroports de Paris		7,958	1,371,640
Air Liquide SA		112,487	15,565,389
Alstom SA		42,717	1,846,113
Amundi SA (c)		18,705	1,292,082
Arkema SA		21,829	1,974,256
Atos Origin SA		26,507	2,143,818
AXA SA		536,465	13,512,611
BIC SA		6,163	429,132
bioMerieux SA		10,756	911,473
BNP Paribas SA		318,475	14,904,639
Bollore SA		231,113	995,737
Bouygues SA		60,345	2,163,046
Bureau Veritas SA		87,177	2,180,047
Capgemini SA		45,072	5,750,365
Carrefour SA		173,847	3,349,568
Casino Guichard Perrachon SA (b)		14,062	519,926
CNP Assurances		42,666	883,225
Compagnie de St. Gobain		140,000	5,386,330
Covivio		11,716	1,197,744
Credit Agricole SA		321,676	3,829,219
Danone SA		171,918	14,910,957
Dassault Aviation SA		648	889,497
Dassault Systemes SA		37,258	5,691,756
Edenred SA		68,841	3,462,845
EDF SA (a)		5,248	65,154
EDF SA		160,969	1,998,431
Eiffage SA		23,838	2,358,091
ENGIE		514,010	7,920,606
Essilor International SA		79,491	10,792,775
Eurazeo SA		10,396	697,983
Eutelsat Communications		48,159	923,364
Faurecia SA		24,157	1,149,897
Gecina SA		13,448	2,063,329
Groupe Eurotunnel SA		118,467	1,711,416
Hermes International SCA		8,720	6,145,125
ICADE		8,396	729,608
Iliad SA		6,914	717,926
Imerys SA		9,388	393,253
Ingenico SA		16,879	1,606,915
Ipsen SA		10,638	1,221,199
JCDecaux SA		19,315	558,490
Kering SA		21,512	11,180,572
Klepierre SA		63,702	1,963,224
L'Oreal SA		65,946	17,666,538
L'Oreal SA (a)		5,097	1,365,456
Legrand SA		74,693	5,280,274
LVMH Moet Hennessy Louis Vuitton SE		78,347	32,361,946
Michelin CGDE Series B		48,737	5,419,464
Natixis SA		286,218	1,153,943
Orange SA		567,752	8,415,493
Pernod Ricard SA		60,453	10,643,860
Peugeot Citroen SA		161,905	3,828,328
Publicis Groupe SA		60,863	3,003,333
Remy Cointreau SA		5,844	866,240
Renault SA		54,440	3,045,797
Safran SA		92,377	13,278,635
Sanofi SA		319,591	26,632,099
Sartorius Stedim Biotech		7,610	1,218,992
Schneider Electric SA		156,443	13,497,286
SCOR SE		45,174	1,860,283
SEB SA		6,201	995,354
Societe Generale Series A		232,152	5,686,488
Sodexo SA		22,851	2,621,936
Sodexo SA (a)		2,580	296,031
SR Teleperformance SA		16,626	3,489,585
Suez Environnement SA		96,796	1,422,994
Thales SA		29,064	3,283,341
Total SA		671,010	34,778,569
Ubisoft Entertainment SA (a)		23,011	1,892,763
Valeo SA		72,465	2,278,213
Veolia Environnement SA		155,278	3,927,749
VINCI SA		142,973	14,706,735
Vivendi SA		254,324	7,089,093
Wendel SA		6,852	948,146
Worldline SA (a)(c)		23,897	1,714,218

TOTAL FRANCE			396,387,623

Germany - 5.2%
adidas AG		51,107	16,381,421
Allianz SE		117,980	27,372,431
Axel Springer Verlag AG (b)		13,323	921,048
BASF AG		260,246	17,276,227
Bayer AG		264,517	17,132,499
Bayerische Motoren Werke AG (BMW)		84,311	6,237,396
Beiersdorf AG		27,522	3,199,020
Brenntag AG		50,126	2,463,178
Carl Zeiss Meditec AG		10,424	1,147,590
Commerzbank AG		292,363	1,994,629
Continental AG		31,860	4,368,150
Covestro AG (c)		52,742	2,400,224
Daimler AG (Germany)		259,074	13,449,248
Delivery Hero AG (a)(c)		33,327	1,607,796
Deutsche Bank AG		561,091	4,372,739
Deutsche Borse AG		53,540	7,432,556
Deutsche Lufthansa AG		66,941	1,065,241
Deutsche Post AG		274,930	8,981,295
Deutsche Telekom AG		931,042	15,251,468
Deutsche Wohnen AG (Bearer)		99,415	3,655,941
Drillisch AG		14,165	428,082
E.ON AG		627,811	6,252,256
Evonik Industries AG		59,503	1,709,981
Fraport AG Frankfurt Airport Services Worldwide		13,170	1,103,936
Fresenius Medical Care AG & Co. KGaA		61,343	4,248,665
Fresenius SE & Co. KGaA		116,824	5,889,423
GEA Group AG		40,548	1,016,682
Hannover Reuck SE		16,066	2,520,143
HeidelbergCement Finance AG		43,871	3,186,848
Henkel AG & Co. KGaA		28,088	2,644,495
Hochtief AG		6,263	712,727
Hugo Boss AG		19,581	1,239,010
Infineon Technologies AG		357,398	6,619,785
innogy SE (c)		33,019	1,590,379
KION Group AG		17,925	964,567
Knorr-Bremse AG		14,280	1,449,590
Lanxess AG		22,938	1,374,743
Merck KGaA		38,032	3,891,856
Metro Wholesale & Food Specialist AG (b)		46,574	721,804
MTU Aero Engines Holdings AG		15,005	3,762,286
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		42,114	10,153,879
Puma AG		22,623	1,584,012
RWE AG		156,363	4,233,875
SAP SE		277,718	33,947,153
Siemens AG		216,868	23,602,467
Siemens Healthineers AG (c)		40,220	1,683,658
Symrise AG		36,458	3,375,627
Telefonica Deutschland Holding AG		322,048	813,193
Thyssenkrupp AG		120,017	1,553,120
TUI AG		7,441	74,069
TUI AG (GB)		126,232	1,255,104
Uniper SE		53,310	1,649,446
United Internet AG		33,743	1,011,159
Volkswagen AG		8,651	1,481,509
Vonovia SE		140,548	6,886,264
Wirecard AG		33,316	5,591,131
Zalando SE (a)(c)		36,587	1,688,115

TOTAL GERMANY			308,621,136

Greece - 0.1%
Alpha Bank AE (a)		369,831	721,777
EFG Eurobank Ergasias SA (a)		670,975	654,380
Ff Group (a)(d)		6,325	8,402
Greek Organization of Football Prognostics SA		84,535	952,647
Hellenic Telecommunications Organization SA		63,542	875,042
Jumbo SA		29,422	574,863
Motor Oil (HELLAS) Corinth Refineries SA		13,401	332,302
National Bank of Greece SA (a)		144,770	424,690

TOTAL GREECE			4,544,103

Hong Kong - 2.7%
AIA Group Ltd.		3,420,800	35,014,516
Bank of East Asia Ltd.		332,388	958,501
Beijing Enterprises Holdings Ltd.		114,000	556,572
BOC Hong Kong (Holdings) Ltd.		1,059,000	4,035,212
BYD Electronic International Co. Ltd.		156,000	243,627
China Agri-Industries Holdings Ltd.		399,000	121,455
China Everbright International Ltd.		1,324,481	1,166,351
China Everbright Ltd.		210,000	277,406
China Jinmao Holdings Group Ltd.		1,378,000	887,853
China Merchants Holdings International Co. Ltd.		309,123	511,588
China Mobile Ltd.		1,739,500	14,793,370
China Overseas Land and Investment Ltd.		1,114,000	3,797,692
China Power International Development Ltd.		842,000	211,034
China Resources Beer Holdings Co. Ltd.		447,162	2,095,159
China Resources Pharmaceutical Group Ltd. (c)		633,000	688,436
China Resources Power Holdings Co. Ltd.		468,523	672,807
China Taiping Insurance Group Ltd.		508,177	1,403,074
China Unicom Ltd.		1,898,000	1,849,137
CITIC Pacific Ltd.		1,688,000	2,235,027
CLP Holdings Ltd.		466,000	5,066,651
CNOOC Ltd.		4,982,000	8,214,149
CSPC Pharmaceutical Group Ltd.		1,424,000	2,471,175
Far East Horizon Ltd.		526,000	489,235
Fosun International Ltd.		643,000	840,567
Galaxy Entertainment Group Ltd.		629,000	4,281,791
Guangdong Investment Ltd.		888,000	1,866,350
Hang Lung Properties Ltd.		511,000	1,202,929
Hang Seng Bank Ltd.		218,100	5,183,759
Henderson Land Development Co. Ltd.		443,625	2,294,494
Hong Kong & China Gas Co. Ltd.		2,899,980	6,403,449
Hong Kong Exchanges and Clearing Ltd.		334,076	11,227,077
Hua Hong Semiconductor Ltd. (c)		128,000	263,785
Hysan Development Co. Ltd.		155,020	738,520
Lenovo Group Ltd.		2,020,000	1,625,401
Link (REIT)		595,547	6,926,917
MMG Ltd. (a)		660,000	204,849
MTR Corp. Ltd.		415,091	2,724,027
New World Development Co. Ltd.		1,679,354	2,364,515
PCCW Ltd.		1,050,913	599,339
Power Assets Holdings Ltd.		364,500	2,605,180
Shanghai Industrial Holdings Ltd.		98,000	200,790
Shenzhen Investment Ltd.		610,000	218,722
Sino Land Ltd.		969,770	1,570,424
Sino-Ocean Group Holding Ltd.		847,591	341,028
Sinotruk Hong Kong Ltd.		191,000	280,075
SJM Holdings Ltd.		504,000	547,131
Sun Art Retail Group Ltd.		592,872	599,614
Sun Hung Kai Properties Ltd.		446,781	7,200,034
Swire Pacific Ltd. (A Shares)		133,500	1,521,644
Swire Properties Ltd.		353,400	1,276,092
Techtronic Industries Co. Ltd.		404,000	3,004,408
Vitasoy International Holdings Ltd.		196,000	922,694
Wharf Holdings Ltd.		349,000	848,587
Wheelock and Co. Ltd.		250,000	1,573,207
Winteam Pharmaceutical Group Ltd.		670,000	305,924
Yuexiu Property Co. Ltd.		1,796,000	406,001

TOTAL HONG KONG			159,929,351

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		125,017	1,272,997
OTP Bank PLC		65,856	2,749,396
Richter Gedeon PLC		36,264	638,207

TOTAL HUNGARY			4,660,600

India - 2.2%
Adani Ports & Special Economic Zone Ltd. (a)		199,804	1,090,855
Ambuja Cements Ltd.		146,181	426,204
Ashok Leyland Ltd.		331,161	333,925
Asian Paints Ltd.		83,021	1,826,446
Aurobindo Pharma Ltd.		69,695	576,793
Avenue Supermarts Ltd. (a)(c)		31,951	685,493
Axis Bank Ltd.		536,523	5,229,338
Bajaj Auto Ltd.		20,700	753,817
Bajaj Finance Ltd.		51,597	2,423,468
Bajaj Finserv Ltd.		11,694	1,201,044
Bharat Forge Ltd.		68,985	421,517
Bharat Petroleum Corp. Ltd.		184,915	923,060
Bharti Airtel Ltd.		524,804	2,563,367
Bharti Infratel Ltd.		90,828	323,069
Bosch Ltd. (a)		1,898	396,595
Britannia Industries Ltd.		14,287	538,919
Cipla Ltd. (a)		90,960	686,512
Coal India Ltd.		337,216	998,518
Container Corp. of India Ltd.		54,752	405,673
Dabur India Ltd.		133,446	823,717
Divi's Laboratories Ltd.		21,928	518,705
Dr. Reddy's Laboratories Ltd.		30,739	1,142,645
Eicher Motors Ltd.		3,720	878,280
GAIL India Ltd. (a)		445,854	831,287
Glenmark Pharmaceuticals Ltd.		54,786	337,898
Godrej Consumer Products Ltd.		92,491	802,161
Grasim Industries Ltd.		83,204	948,208
Havells India Ltd.		79,602	743,322
HCL Technologies Ltd.		149,048	2,232,217
Hero Motocorp Ltd.		13,029	443,650
Hindalco Industries Ltd.		302,746	832,739
Hindustan Petroleum Corp. Ltd.		155,166	596,131
Hindustan Unilever Ltd.		183,947	4,602,858
Housing Development Finance Corp. Ltd.		462,139	14,189,529
ICICI Bank Ltd.		697,998	4,289,365
ICICI Lombard General Insurance Co. Ltd. (c)		34,240	599,040
Indiabulls Housing Finance Ltd.		71,816	554,288
Indian Oil Corp. Ltd.		525,240	1,058,073
Infosys Ltd.		859,063	9,791,649
Infosys Ltd. sponsored ADR (b)		117,124	1,325,844
InterGlobe Aviation Ltd. (c)		26,629	600,471
ITC Ltd.		974,922	3,811,966
JSW Steel Ltd.		265,102	909,712
Larsen & Toubro Ltd.		141,333	2,835,093
LIC Housing Finance Ltd.		78,133	585,251
Lupin Ltd. (a)		58,789	651,860
Mahindra & Mahindra Financial Services Ltd.		115,448	508,281
Mahindra & Mahindra Ltd.		244,247	1,940,337
Marico Ltd.		112,994	600,470
Maruti Suzuki India Ltd.		31,030	2,455,026
Motherson Sumi Systems Ltd.		240,998	371,384
Nestle India Ltd.		5,699	962,892
NTPC Ltd.		705,707	1,294,765
Oil & Natural Gas Corp. Ltd.		743,154	1,493,316
Page Industries Ltd.		1,513	397,141
Petronet LNG Ltd.		159,918	547,392
Pidilite Industries Ltd.		30,880	554,617
Piramal Enterprises Ltd.		21,241	555,352
Power Grid Corp. of India Ltd.		494,056	1,508,347
Rec Ltd.		157,752	319,915
Reliance Industries Ltd.		807,756	13,599,101
Shree Cement Ltd.		2,037	594,682
Shriram Transport Finance Co. Ltd.		39,211	549,537
State Bank of India (a)		547,388	2,627,269
Sun Pharmaceutical Industries Ltd.		242,735	1,499,273
Tata Consultancy Services Ltd.		255,537	8,168,551
Tata Motors Ltd. (a)		425,173	830,647
Tata Power Co. Ltd.		245,049	214,611
Tata Steel Ltd.		91,930	573,575
Tech Mahindra Ltd.		130,057	1,196,731
Titan Co. Ltd.		85,202	1,302,169
Ultratech Cemco Ltd.		29,227	1,838,017
United Spirits Ltd. (a)		77,468	665,751
UPL Ltd. (a)		186,841	1,608,968
Vedanta Ltd.		575,894	1,278,957
Vodafone Idea Ltd. (a)		1,980,963	196,712
Wipro Ltd.		329,643	1,265,016
Yes Bank Ltd.		438,367	576,918
Zee Entertainment Enterprises Ltd.		148,594	776,912

TOTAL INDIA			131,613,204

Indonesia - 0.5%
Barito Pacific Tbk PT		1,255,100	346,102
PT Adaro Energy Tbk		3,885,300	349,399
PT Astra International Tbk		5,949,600	2,948,799
PT Bank Central Asia Tbk		2,730,600	5,994,700
PT Bank Mandiri (Persero) Tbk		5,277,600	2,969,149
PT Bank Negara Indonesia (Persero) Tbk		2,011,800	1,206,062
PT Bank Rakyat Indonesia Tbk		15,600,000	4,943,296
PT Bank Tabungan Negara Tbk		811,400	140,996
PT Bumi Serpong Damai Tbk (a)		1,483,600	148,920
PT Charoen Pokphand Indonesia Tbk		1,861,100	712,162
PT Gudang Garam Tbk		119,300	640,869
PT Hanjaya Mandala Sampoerna Tbk		2,496,000	536,857
PT Indah Kiat Pulp & Paper Tbk		725,900	383,079
PT Indocement Tunggal Prakarsa Tbk		467,800	743,176
PT Indofood CBP Sukses Makmur Tbk		645,200	490,718
PT Indofood Sukses Makmur Tbk		1,123,800	564,235
PT Jasa Marga Tbk		504,596	214,301
PT Kalbe Farma Tbk		5,920,600	618,650
PT Pabrik Kertas Tjiwi Kimia Tbk		304,600	258,835
PT Pakuwon Jati Tbk		3,488,300	182,244
PT Perusahaan Gas Negara Tbk Series B		3,000,600	435,938
PT Semen Gresik (Persero) Tbk		772,400	702,141
PT Surya Citra Media Tbk		1,168,600	128,501
PT Tambang Batubara Bukit Asam Tbk		634,600	123,332
PT Telekomunikasi Indonesia Tbk Series B		14,407,600	4,396,935
PT Unilever Indonesia Tbk		485,000	1,502,848
PT United Tractors Tbk		420,300	744,462

TOTAL INDONESIA			32,426,706

Ireland - 0.4%
AIB Group PLC		212,970	730,849
Bank Ireland Group PLC		268,293	1,188,001
CRH PLC		205,565	6,841,285
CRH PLC sponsored ADR		31,493	1,050,606
DCC PLC (United Kingdom)		26,332	2,229,396
James Hardie Industries PLC CDI		132,306	1,789,427
Kerry Group PLC Class A		45,086	5,260,535
Kingspan Group PLC (Ireland)		41,655	2,042,765
Paddy Power Betfair PLC (Ireland)		21,162	1,676,857
Smurfit Kappa Group PLC		62,029	1,958,357

TOTAL IRELAND			24,768,078

Isle of Man - 0.1%
Gaming VC Holdings SA		160,517	1,154,831
Genting Singapore Ltd.		1,521,400	1,012,433
NEPI Rockcastle PLC		96,352	866,684

TOTAL ISLE OF MAN			3,033,948

Israel - 0.4%
Azrieli Group		10,917	768,538
Bank Hapoalim BM (Reg.) (a)		330,479	2,511,921
Bank Leumi le-Israel BM		419,712	3,068,250
Check Point Software Technologies Ltd. (a)		35,960	4,025,722
CyberArk Software Ltd. (a)		10,018	1,391,300
Elbit Systems Ltd. (Israel)		6,361	1,023,137
Israel Chemicals Ltd.		218,970	1,187,313
Israel Discount Bank Ltd. (Class A)		325,158	1,413,066
Mizrahi Tefahot Bank Ltd. (a)		34,773	836,782
NICE Systems Ltd. (a)		14,743	2,262,599
NICE Systems Ltd. sponsored ADR (a)		1,961	299,484
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)		312,792	2,480,441
Wix.com Ltd. (a)		13,782	2,046,903

TOTAL ISRAEL			23,315,456

Italy - 1.2%
Assicurazioni Generali SpA		294,780	5,495,253
Atlantia SpA		140,273	3,611,864
Davide Campari-Milano SpA		157,535	1,468,374
Enel SpA		2,287,083	15,645,084
Eni SpA		719,764	11,243,649
FinecoBank SpA		168,479	1,677,064
Intesa Sanpaolo SpA		4,154,017	9,009,679
Leonardo SpA		110,787	1,353,959
Mediobanca SpA		182,705	1,831,212
Moncler SpA		48,927	2,013,209
Pirelli & C. SpA (c)		99,701	589,812
Poste Italiane SpA (c)		141,682	1,515,093
Prysmian SpA		67,101	1,386,823
Recordati SpA		30,328	1,360,718
Snam Rete Gas SpA		608,638	2,990,831
Telecom Italia SpA (a)		2,262,103	1,271,814
Terna SpA		409,493	2,495,011
UniCredit SpA		559,767	6,603,119

TOTAL ITALY			71,562,568

Japan - 15.7%
ABC-MART, Inc.		8,400	532,770
ACOM Co. Ltd.		98,900	350,909
Advantest Corp.		52,900	2,037,120
AEON Co. Ltd.		192,400	3,329,333
AEON Financial Service Co. Ltd.		28,600	463,741
AEON MALL Co. Ltd.		27,870	429,617
Agc, Inc.		50,800	1,556,002
Air Water, Inc.		37,200	611,052
Aisin Seiki Co. Ltd.		45,400	1,479,391
Ajinomoto Co., Inc.		129,700	2,324,024
Alfresa Holdings Corp.		53,500	1,298,773
All Nippon Airways Ltd.		29,600	993,511
Alps Electric Co. Ltd.		55,900	1,017,622
Amada Holdings Co. Ltd.		86,800	954,332
Aozora Bank Ltd.		30,600	701,276
Asahi Group Holdings		103,300	4,474,435
ASAHI INTECC Co. Ltd.		54,600	1,440,408
Asahi Kasei Corp.		353,500	3,596,115
Astellas Pharma, Inc.		535,300	7,586,221
Bandai Namco Holdings, Inc.		58,200	3,156,356
Bank of Kyoto Ltd.		13,500	525,531
Benesse Holdings, Inc.		19,500	458,686
Bridgestone Corp.		155,500	5,837,551
Brother Industries Ltd.		57,800	1,033,376
Calbee, Inc.		21,100	599,311
Canon, Inc.		279,000	7,566,829
Casio Computer Co. Ltd.		47,000	536,190
Central Japan Railway Co.		41,200	8,281,726
Chiba Bank Ltd.		154,300	763,149
Chubu Electric Power Co., Inc.		187,100	2,641,172
Chugai Pharmaceutical Co. Ltd.		63,300	4,528,928
Chugoku Electric Power Co., Inc.		69,300	865,693
Coca-Cola West Co. Ltd.		33,200	821,837
Concordia Financial Group Ltd.		360,600	1,269,794
Credit Saison Co. Ltd.		41,200	500,875
CyberAgent, Inc.		26,800	1,075,341
Dai Nippon Printing Co. Ltd.		78,700	1,650,697
Dai-ichi Mutual Life Insurance Co.		305,300	4,488,233
Daicel Chemical Industries Ltd.		65,700	559,226
Daifuku Co. Ltd.		28,500	1,574,455
Daiichi Sankyo Kabushiki Kaisha		161,400	9,807,809
Daikin Industries Ltd.		71,600	8,886,764
Dainippon Sumitomo Pharma Co. Ltd.		45,600	837,428
Daito Trust Construction Co. Ltd.		19,900	2,574,616
Daiwa House Industry Co. Ltd.		156,700	4,455,256
Daiwa House REIT Investment Corp.		476	1,166,045
Daiwa Securities Group, Inc.		466,800	2,012,625
DENSO Corp.		120,700	5,123,168
Dentsu, Inc.		59,700	1,973,445
Disco Corp.		7,100	1,320,278
East Japan Railway Co.		87,400	8,012,398
Eisai Co. Ltd.		70,100	3,788,746
Electric Power Development Co. Ltd.		41,800	940,202
FamilyMart Co. Ltd.		70,400	1,503,024
Fanuc Corp.		55,600	9,881,590
Fast Retailing Co. Ltd.		16,600	9,957,089
Fuji Electric Co. Ltd.		39,500	1,206,720
Fujifilm Holdings Corp.		100,000	4,739,843
Fujitsu Ltd.		54,100	4,221,878
Fukuoka Financial Group, Inc.		44,100	807,578
GMO Payment Gateway, Inc.		10,800	791,212
Hakuhodo DY Holdings, Inc.		77,000	1,215,976
Hamamatsu Photonics K.K.		38,400	1,434,838
Hankyu Hanshin Holdings, Inc.		60,600	2,136,235
Hikari Tsushin, Inc.		5,700	1,263,232
Hino Motors Ltd.		66,800	535,888
Hirose Electric Co. Ltd.		12,283	1,295,027
Hisamitsu Pharmaceutical Co., Inc.		15,300	619,510
Hitachi Chemical Co. Ltd.		28,500	785,394
Hitachi Construction Machinery Co. Ltd.		27,100	635,537
Hitachi High-Technologies Corp.		17,800	908,080
Hitachi Ltd.		275,900	9,781,985
Hitachi Metals Ltd.		54,600	579,175
Honda Motor Co. Ltd.		463,100	11,522,174
Hoshizaki Corp.		14,000	993,474
Hoya Corp.		109,500	8,459,854
Hulic Co. Ltd.		74,800	644,934
Idemitsu Kosan Co. Ltd.		52,593	1,449,326
IHI Corp.		37,500	893,571
Iida Group Holdings Co. Ltd.		35,600	587,061
INPEX Corp.		294,400	2,581,993
Isetan Mitsukoshi Holdings Ltd.		85,400	678,921
Isuzu Motors Ltd.		153,100	1,694,119
Itochu Corp.		380,400	7,243,095
ITOCHU Techno-Solutions Corp.		26,200	676,976
J. Front Retailing Co. Ltd.		61,700	724,344
Japan Airlines Co. Ltd.		34,600	1,089,937
Japan Airport Terminal Co. Ltd.		12,700	528,826
Japan Exchange Group, Inc.		149,000	2,195,487
Japan Post Bank Co. Ltd.		95,100	924,863
Japan Post Holdings Co. Ltd.		430,100	4,216,065
Japan Prime Realty Investment Corp.		196	867,488
Japan Real Estate Investment Corp.		354	2,215,957
Japan Retail Fund Investment Corp.		775	1,558,691
Japan Tobacco, Inc.		337,100	7,427,571
JFE Holdings, Inc.		130,600	1,726,661
JGC Corp.		62,300	811,108
JSR Corp.		48,000	798,162
JTEKT Corp.		51,600	611,800
JX Holdings, Inc.		902,900	4,248,895
Kajima Corp.		138,600	1,782,519
Kakaku.com, Inc.		34,700	725,960
Kamigumi Co. Ltd.		26,700	616,022
Kaneka Corp.		12,800	478,279
Kansai Electric Power Co., Inc.		195,700	2,416,814
Kansai Paint Co. Ltd.		49,400	979,009
Kao Corp.		140,700	10,268,395
Kawasaki Heavy Industries Ltd.		37,600	818,095
KDDI Corp.		501,200	13,077,059
Keihan Electric Railway Co., Ltd.		26,700	1,087,241
Keihin Electric Express Railway Co. Ltd.		56,400	951,837
Keio Corp.		28,600	1,769,706
Keisei Electric Railway Co.		33,200	1,220,348
Keyence Corp.		26,020	15,099,206
Kikkoman Corp.		39,000	1,773,057
Kintetsu Group Holdings Co. Ltd.		45,800	2,180,752
Kirin Holdings Co. Ltd.		232,000	5,031,678
Kobayashi Pharmaceutical Co. Ltd.		12,600	903,392
Kobe Steel Ltd.		75,300	483,146
Koito Manufacturing Co. Ltd.		31,700	1,599,715
Komatsu Ltd.		257,500	5,757,806
Konami Holdings Corp.		25,400	1,077,719
Konica Minolta, Inc.		116,600	966,283
Kose Corp.		10,200	1,744,848
Kubota Corp.		290,400	4,479,572
Kuraray Co. Ltd.		89,600	1,059,681
Kurita Water Industries Ltd.		26,500	674,253
Kyocera Corp.		90,700	5,527,921
Kyowa Hakko Kirin Co., Ltd.		68,400	1,127,302
Kyushu Electric Power Co., Inc.		119,100	1,185,636
Kyushu Railway Co.		44,300	1,266,412
Lawson, Inc.		11,800	591,139
LINE Corp. (a)(b)		17,900	569,123
Lion Corp.		58,200	1,148,593
LIXIL Group Corp.		78,700	1,367,249
M3, Inc.		126,200	2,570,633
Makita Corp.		66,200	2,187,600
Marubeni Corp.		462,300	2,996,893
Marui Group Co. Ltd.		51,700	1,116,973
Maruichi Steel Tube Ltd.		14,500	383,059
Mazda Motor Corp.		173,900	1,682,432
McDonald's Holdings Co. (Japan) Ltd.		16,100	724,419
Mebuki Financial Group, Inc.		210,940	521,582
Medipal Holdings Corp.		47,200	1,008,299
Meiji Holdings Co. Ltd.		30,600	2,125,015
Mercari, Inc. (a)		20,600	555,001
Minebea Mitsumi, Inc.		98,800	1,686,268
Misumi Group, Inc.		84,900	1,930,716
Mitsubishi Chemical Holdings Corp.		372,200	2,642,436
Mitsubishi Corp.		384,700	10,330,076
Mitsubishi Electric Corp.		506,900	6,620,485
Mitsubishi Estate Co. Ltd.		329,300	6,061,407
Mitsubishi Gas Chemical Co., Inc.		41,900	561,542
Mitsubishi Heavy Industries Ltd.		89,900	3,708,480
Mitsubishi Materials Corp.		39,500	1,086,472
Mitsubishi Motors Corp. of Japan		211,000	928,504
Mitsubishi Tanabe Pharma Corp.		67,300	765,237
Mitsubishi UFJ Financial Group, Inc.		3,473,800	17,157,113
Mitsubishi UFJ Lease & Finance Co. Ltd.		103,300	551,680
Mitsui & Co. Ltd.		475,400	7,728,517
Mitsui Chemicals, Inc.		60,600	1,385,760
Mitsui Fudosan Co. Ltd.		250,600	5,657,091
Mitsui OSK Lines Ltd.		29,100	713,708
Mizuho Financial Group, Inc.		6,779,900	9,622,858
MonotaRO Co. Ltd.		32,500	715,783
MS&AD Insurance Group Holdings, Inc.		137,400	4,503,776
Murata Manufacturing Co. Ltd.		164,200	7,518,910
Nabtesco Corp.		29,000	789,310
Nagoya Railroad Co. Ltd.		61,500	1,698,754
NEC Corp.		68,900	2,816,582
New Hampshire Foods Ltd.		21,900	812,224
Nexon Co. Ltd. (a)		139,300	2,217,737
NGK Insulators Ltd.		64,200	954,832
NGK Spark Plug Co. Ltd.		51,500	987,490
Nidec Corp.		64,200	8,683,730
Nikon Corp.		89,600	1,209,753
Nintendo Co. Ltd.		32,200	11,846,152
Nippon Building Fund, Inc.		361	2,535,196
Nippon Electric Glass Co. Ltd.		21,800	487,521
Nippon Express Co. Ltd.		22,200	1,251,205
Nippon Paint Holdings Co. Ltd.		40,400	1,765,806
Nippon Prologis REIT, Inc.		543	1,306,215
Nippon Steel & Sumitomo Metal Corp.		220,070	3,447,869
Nippon Telegraph & Telephone Corp.		183,800	8,295,094
Nippon Yusen KK		56,400	939,653
Nissan Chemical Corp.		34,800	1,521,850
Nissan Motor Co. Ltd.		649,400	4,221,052
Nisshin Seifun Group, Inc.		65,295	1,233,968
Nissin Food Holdings Co. Ltd.		17,600	1,098,483
Nitori Holdings Co. Ltd.		23,400	3,168,324
Nitto Denko Corp.		47,600	2,344,294
NKSJ Holdings, Inc.		94,850	3,928,022
Nomura Holdings, Inc.		961,000	3,088,861
Nomura Real Estate Holdings, Inc.		30,400	619,513
Nomura Real Estate Master Fund, Inc.		973	1,546,389
Nomura Research Institute Ltd.		106,506	1,898,292
NSK Ltd.		127,000	1,073,831
NTT Data Corp.		172,800	2,268,916
NTT DOCOMO, Inc.		373,300	8,950,761
Obayashi Corp.		179,700	1,701,944
OBIC Co. Ltd.		17,900	1,920,149
Odakyu Electric Railway Co. Ltd.		91,300	2,038,373
Oji Holdings Corp.		243,400	1,258,684
Olympus Corp.		323,900	3,531,444
OMRON Corp.		53,500	2,545,339
Ono Pharmaceutical Co. Ltd.		113,200	2,063,385
Oracle Corp. Japan		9,500	792,904
Oriental Land Co. Ltd.		57,300	7,605,589
ORIX Corp.		362,400	5,201,651
Osaka Gas Co. Ltd.		104,200	1,914,217
Otsuka Corp.		26,900	1,069,423
Otsuka Holdings Co. Ltd.		122,100	4,490,224
Pan Pacific International Hold		30,000	1,919,294
Panasonic Corp.		635,800	5,361,173
Park24 Co. Ltd.		30,300	662,595
PeptiDream, Inc. (a)		25,000	1,404,081
Persol Holdings Co., Ltd.		46,600	1,138,121
Pigeon Corp.		30,000	1,108,558
Pola Orbis Holdings, Inc.		23,300	587,480
Rakuten, Inc.		243,900	2,487,587
Recruit Holdings Co. Ltd.		338,600	11,465,835
Renesas Electronics Corp. (a)		202,900	1,210,425
Resona Holdings, Inc.		559,100	2,279,258
Ricoh Co. Ltd.		205,100	1,878,585
Rinnai Corp.		8,400	569,060
ROHM Co. Ltd.		28,600	2,016,380
Ryohin Keikaku Co. Ltd.		6,100	1,089,466
Sankyo Co. Ltd. (Gunma)		10,400	359,445
Santen Pharmaceutical Co. Ltd.		106,800	1,728,788
SBI Holdings, Inc. Japan		70,430	1,614,601
Secom Co. Ltd.		57,700	4,522,009
Sega Sammy Holdings, Inc.		45,400	585,914
Seibu Holdings, Inc.		57,200	903,822
Seiko Epson Corp.		71,100	1,046,282
Sekisui Chemical Co. Ltd.		130,700	1,947,465
Sekisui House Ltd.		190,200	3,197,906
Seven & i Holdings Co. Ltd.		211,600	7,221,475
Seven Bank Ltd.		165,800	449,591
SG Holdings Co. Ltd.		44,200	1,172,952
Sharp Corp.		55,800	707,310
Shimadzu Corp.		61,700	1,496,136
Shimamura Co. Ltd.		5,800	411,582
SHIMANO, Inc.		20,500	2,907,574
SHIMIZU Corp.		179,400	1,443,691
Shin-Etsu Chemical Co. Ltd.		103,300	10,517,582
Shinsei Bank Ltd.		47,400	715,976
Shionogi & Co. Ltd.		79,400	4,395,982
Shiseido Co. Ltd.		111,700	8,219,397
Shizuoka Bank Ltd.		152,000	1,050,961
Showa Denko K.K.		36,700	984,562
SMC Corp.		15,900	5,825,664
SoftBank Corp.		474,300	6,404,511
SoftBank Corp.		467,400	23,864,581
Sohgo Security Services Co., Ltd.		17,400	847,688
Sony Corp.		360,100	20,480,296
Sony Financial Holdings, Inc.		38,500	932,737
Stanley Electric Co. Ltd.		33,300	828,903
Subaru Corp.		174,700	4,071,602
Sumco Corp.		70,900	929,209
Sumitomo Chemical Co. Ltd.		477,500	2,177,505
Sumitomo Corp.		330,600	4,905,666
Sumitomo Electric Industries Ltd.		223,800	2,769,063
Sumitomo Heavy Industries Ltd.		27,600	889,786
Sumitomo Metal Mining Co. Ltd.		69,000	1,959,877
Sumitomo Mitsui Financial Group, Inc.		373,200	13,050,730
Sumitomo Mitsui Trust Holdings, Inc.		96,200	3,287,959
Sumitomo Realty & Development Co. Ltd.		95,800	3,485,869
Sumitomo Rubber Industries Ltd.		42,800	469,348
Sundrug Co. Ltd.		19,100	531,092
Suntory Beverage & Food Ltd.		38,600	1,538,110
Suzuken Co. Ltd.		20,630	1,143,477
Suzuki Motor Corp.		102,700	4,016,442
Sysmex Corp.		46,900	3,424,704
T&D Holdings, Inc.		174,700	1,961,854
Taiheiyo Cement Corp.		30,300	850,986
Taisei Corp.		61,000	2,104,545
Taisho Pharmaceutical Holdings Co. Ltd.		11,000	842,265
Taiyo Nippon Sanso Corp.		35,300	727,156
Takeda Pharmaceutical Co. Ltd.		422,896	14,554,350
TDK Corp.		38,500	2,955,930
Teijin Ltd.		43,800	757,770
Terumo Corp.		181,500	5,282,623
THK Co. Ltd.		30,600	780,259
Tobu Railway Co. Ltd.		62,700	1,782,651
Toho Co. Ltd.		31,300	1,215,288
Toho Gas Co. Ltd.		21,200	809,688
Tohoku Electric Power Co., Inc.		119,900	1,202,417
Tokio Marine Holdings, Inc.		183,800	9,756,295
Tokyo Century Corp.		11,200	465,852
Tokyo Electric Power Co., Inc. (a)		428,900	2,063,165
Tokyo Electron Ltd.		44,800	7,587,887
Tokyo Gas Co. Ltd.		116,000	2,895,556
Tokyu Corp.		146,000	2,556,584
Tokyu Fudosan Holdings Corp.		156,500	905,365
Toppan Printing Co. Ltd.		68,500	1,113,390
Toray Industries, Inc.		398,900	2,744,224
Toshiba Corp.		152,400	4,882,011
Tosoh Corp.		66,300	929,253
Toto Ltd.		43,500	1,741,791
Toyo Seikan Group Holdings Ltd.		38,700	675,567
Toyo Suisan Kaisha Ltd.		25,200	1,018,053
Toyoda Gosei Co. Ltd.		14,600	269,749
Toyota Industries Corp.		40,100	2,089,962
Toyota Motor Corp.		643,382	41,570,991
Toyota Tsusho Corp.		58,000	1,678,865
Trend Micro, Inc.		38,100	1,661,234
Tsuruha Holdings, Inc.		9,500	971,918
Unicharm Corp.		115,000	3,274,841
United Urban Investment Corp.		741	1,253,958
USS Co. Ltd.		79,400	1,581,577
Welcia Holdings Co. Ltd.		12,700	593,032
West Japan Railway Co.		47,000	3,847,287
Yahoo! Japan Corp.		779,200	2,282,223
Yakult Honsha Co. Ltd.		36,700	2,081,432
Yamada Denki Co. Ltd. (b)		160,600	710,071
Yamaha Corp.		43,500	2,050,695
Yamaha Motor Co. Ltd.		86,700	1,520,277
Yamato Holdings Co. Ltd.		82,900	1,627,529
Yamazaki Baking Co. Ltd.		30,000	458,314
Yaskawa Electric Corp.		73,400	2,428,944
Yokogawa Electric Corp.		77,400	1,385,214
Yokohama Rubber Co. Ltd.		32,100	590,602
Zozo, Inc.		56,400	1,069,521

TOTAL JAPAN			931,951,780

Korea (South) - 2.8%
AMOREPACIFIC Corp.		8,507	995,428
AMOREPACIFIC Group, Inc.		7,596	364,983
BGF Retail Co. Ltd.		2,055	351,612
BS Financial Group, Inc.		65,933	387,313
Celltrion Healthcare Co. Ltd.		12,381	476,932
Celltrion Pharm, Inc. (a)		3,791	113,586
Celltrion, Inc. (a)		25,134	3,572,388
Cheil Industries, Inc.		27,960	2,146,236
Cheil Worldwide, Inc.		18,753	423,637
CJ CheilJedang Corp.		2,142	512,492
CJ Corp.		3,751	293,025
CJ O Shopping Co. Ltd.		2,741	380,316
Daelim Industrial Co.		7,020	621,085
Daewoo Engineering & Construction Co. Ltd. (a)		34,104	117,067
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		8,444	206,952
Db Insurance Co. Ltd.		12,533	590,676
Doosan Bobcat, Inc.		10,286	309,462
E-Mart Co. Ltd.		5,203	531,138
Fila Korea Ltd.		12,846	723,876
GS Engineering & Construction Corp.		15,551	441,077
GS Holdings Corp.		12,945	546,161
GS Retail Co. Ltd.		5,894	184,630
Hana Financial Group, Inc.		88,842	2,589,624
Hankook Tire Co. Ltd.		18,972	492,446
Hanmi Pharm Co. Ltd.		1,670	404,992
Hanmi Science Co. Ltd.		6,107	240,170
Hanon Systems		49,634	486,111
Hanwha Chemical Corp.		27,183	423,606
Hanwha Corp.		25,297	504,288
Hanwha Life Insurance Co. Ltd.		62,699	138,001
HDC Hyundai Development Co.		6,658	207,721
HLB, Inc. (a)		9,043	204,485
Hotel Shilla Co.		8,295	544,382
Hyundai Department Store Co. Ltd.		2,962	183,996
Hyundai Engineering & Construction Co. Ltd.		26,414	948,873
Hyundai Fire & Marine Insurance Co. Ltd.		14,536	341,346
Hyundai Glovis Co. Ltd.		4,745	612,304
Hyundai Heavy Industries Co. Ltd. (a)		12,499	1,130,063
Hyundai Mobis		19,430	3,915,380
Hyundai Motor Co.		39,636	4,198,882
Hyundai Robotics Co. Ltd.		2,439	665,913
Hyundai Steel Co.		19,873	644,982
Industrial Bank of Korea		62,533	689,776
ING Life Insurance Korea Ltd. (c)		7,750	184,367
Kakao Corp.		14,021	1,487,414
Kangwon Land, Inc.		29,393	759,399
KB Financial Group, Inc.		114,868	4,180,068
KCC Corp.		1,629	332,592
Kia Motors Corp.		73,976	2,713,595
Korea Aerospace Industries Ltd.		19,223	594,179
Korea Electric Power Corp. (a)		67,753	1,588,449
Korea Express Co. Ltd. (a)		1,892	217,526
Korea Gas Corp.		6,542	234,518
Korea Investment Holdings Co. Ltd.		10,906	677,571
Korea Zinc Co. Ltd.		2,109	782,502
Korean Air Lines Co. Ltd.		15,113	323,212
KT&G Corp.		34,935	2,825,065
Kumho Petro Chemical Co. Ltd.		4,822	329,301
LG Chemical Ltd.		13,161	3,706,849
LG Corp.		30,809	1,830,224
LG Display Co. Ltd. (a)		76,841	929,766
LG Electronics, Inc.		29,147	1,589,443
LG Household & Health Care Ltd.		2,905	3,063,125
LG Innotek Co. Ltd.		3,241	304,771
LG Telecom Ltd.		24,650	268,820
Lotte Chemical Corp.		5,521	1,074,496
Lotte Confectionery Co. Ltd.		6,424	183,005
Lotte Shopping Co. Ltd.		2,991	340,639
Medy-Tox, Inc.		1,201	419,406
Meritz Securities Co. Ltd.		84,570	358,027
Mirae Asset Daewoo Co. Ltd.		106,481	669,468
NAVER Corp.		40,516	4,681,039
NCSOFT Corp.		4,919	1,990,522
Netmarble Corp. (a)(c)		6,532	495,959
Oci Co. Ltd.		4,821	303,126
Orion Corp./Republic of Korea		5,485	371,414
Ottogi Corp.		341	184,914
Pearl Abyss Corp. (a)		1,742	250,523
POSCO		22,769	4,273,749
POSCO Chemtech Co. Ltd.		6,573	266,790
Posco International Corp.		10,498	164,581
S-Oil Corp.		11,126	875,330
S1 Corp.		4,862	425,099
Samsung Biologics Co. Ltd. (a)(c)		4,678	1,095,135
Samsung Card Co. Ltd.		5,624	170,809
Samsung Electro-Mechanics Co. Ltd.		18,206	1,389,924
Samsung Electronics Co. Ltd.		1,339,136	50,508,920
Samsung Engineering Co. Ltd. (a)		41,688	572,749
Samsung Fire & Marine Insurance Co. Ltd.		8,301	1,835,126
Samsung Heavy Industries Co. Ltd. (a)		109,014	643,098
Samsung Life Insurance Co. Ltd.		17,621	1,126,489
Samsung SDI Co. Ltd.		16,201	3,359,895
Samsung SDS Co. Ltd.		9,441	1,644,478
Samsung Securities Co. Ltd.		16,509	505,067
Shinhan Financial Group Co. Ltd.		129,434	4,721,315
Shinsegae Co. Ltd.		1,949	412,831
SillaJen, Inc. (a)		14,789	544,354
SK C&C Co. Ltd.		10,987	2,034,417
SK Energy Co. Ltd.		17,048	2,439,448
SK Hynix, Inc.		155,763	9,929,656
SK Telecom Co. Ltd.		5,854	1,220,341
STX Pan Ocean Co. Ltd. (Korea) (a)		53,342	214,650
ViroMed Co. Ltd. (a)		5,129	844,050
ViroMed Co. Ltd. rights 8/6/19 (a)		229	11,855
Woongjin Coway Co. Ltd.		14,766	1,038,671
Woori Financial Group, Inc. (a)		135,804	1,494,021
Woori Investment & Securities Co. Ltd.		39,638	432,745
Yuhan Corp.		2,466	447,277

TOTAL KOREA (SOUTH)			168,745,577

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		190,339	3,059,019
Aroundtown SA		257,011	2,057,585
Eurofins Scientific SA (b)		3,179	1,358,393
Globant SA (a)		9,874	1,046,644
Millicom International Cellular SA (depository receipt)		18,970	975,474
Reinet Investments SCA		38,527	677,115
RTL Group SA		12,216	602,590
SES SA (France) (depositary receipt)		101,043	1,673,345
Tenaris SA		130,945	1,640,607

TOTAL LUXEMBOURG			13,090,772

Malaysia - 0.5%
AirAsia Group BHD		433,400	205,133
Alliance Bank Malaysia Bhd		222,900	198,275
AMMB Holdings Bhd		410,200	419,593
Axiata Group Bhd		774,495	940,451
British American Tobacco (Malaysia) Bhd		42,700	233,202
Bumiputra-Commerce Holdings Bhd		1,300,713	1,596,034
Dialog Group Bhd		921,622	768,815
DiGi.com Bhd		907,900	1,097,364
Fraser & Neave Holdings BHD		38,300	319,968
Gamuda Bhd		541,700	485,428
Genting Bhd		548,200	910,383
Genting Malaysia Bhd		787,000	735,187
Genting Plantations Bhd		48,500	114,005
Hap Seng Consolidated Bhd		125,000	299,379
Hartalega Holdings Bhd		423,600	507,157
Hong Leong Bank Bhd		208,900	907,221
Hong Leong Credit Bhd		45,600	198,488
IHH Healthcare Bhd		584,600	809,412
IJM Corp. Bhd		653,100	367,541
IOI Corp. Bhd		509,200	515,694
IOI Properties Group Bhd		50	15
Kuala Lumpur Kepong Bhd		101,000	577,372
Malayan Banking Bhd		1,062,220	2,221,981
Malaysia Airports Holdings Bhd		258,802	524,226
Maxis Bhd		759,200	1,043,310
MISC Bhd		391,800	683,525
Nestle (Malaysia) BHD		30,400	1,094,056
Petronas Chemicals Group Bhd		640,800	1,161,344
Petronas Dagangan Bhd		55,700	316,243
Petronas Gas Bhd		175,600	683,437
PPB Group Bhd		142,980	647,946
Press Metal Bhd		336,000	369,512
Public Bank Bhd		866,800	4,591,789
QL Resources Bhd		161,700	268,971
RHB Capital Bhd		560,774	746,517
Sime Darby Bhd		1,220,185	645,303
Sime Darby Plantation Bhd		615,285	685,859
Sime Darby Property Bhd		885,685	209,108
SP Setia Bhd		478,935	226,692
Telekom Malaysia Bhd		342,426	338,658
Tenaga Nasional Bhd		871,100	2,907,929
Top Glove Corp. Bhd		403,100	442,327
Westports Holdings Bhd		234,100	226,471
YTL Corp. Bhd		917,622	228,335

TOTAL MALAYSIA			32,469,656

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,735,300	370,645
Mexico - 0.6%
Alfa SA de CV Series A		1,005,000	870,550
Alsea S.A.B. de CV (a)		132,300	269,726
America Movil S.A.B. de CV Series L		9,516,900	6,694,296
Banco Santander Mexico SA		536,260	766,176
CEMEX S.A.B. de CV unit		4,293,294	1,525,658
Coca-Cola FEMSA S.A.B. de CV unit		163,600	1,005,311
El Puerto de Liverpool S.A.B. Dcv Class C		55,070	267,480
Embotelladoras Arca S.A.B. de CV		110,200	586,142
Fibra Uno Administracion SA de CV		869,900	1,118,029
Fomento Economico Mexicano S.A.B. de CV unit		560,800	5,083,084
Gruma S.A.B. de CV Series B		50,135	459,472
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		112,400	1,127,944
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		66,670	1,012,205
Grupo Bimbo S.A.B. de CV Series A		413,100	786,806
Grupo Carso SA de CV Series A1		125,400	404,460
Grupo Financiero Banorte S.A.B. de CV Series O		737,000	3,710,430
Grupo Financiero Inbursa S.A.B. de CV Series O		576,800	707,917
Grupo Mexico SA de CV Series B		1,009,524	2,470,111
Grupo Televisa SA de CV		666,200	1,262,960
Industrias Penoles SA de CV		31,955	295,793
Infraestructura Energetica Nova S.A.B. de CV		142,800	551,491
Kimberly-Clark de Mexico SA de CV Series A		452,500	940,477
Megacable Holdings S.A.B. de CV unit		67,800	288,801
Mexichem S.A.B. de CV		271,637	497,667
Promotora y Operadora de Infraestructura S.A.B. de CV		58,710	528,838
Wal-Mart de Mexico SA de CV Series V		1,499,000	4,422,593

TOTAL MEXICO			37,654,417

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		652,500	661,460
HKT Trust/HKT Ltd. unit		1,149,860	1,836,828

TOTAL MULTI-NATIONAL			2,498,288

Netherlands - 3.2%
ABN AMRO Group NV GDR (c)		115,527	2,312,560
Adyen BV (a)(c)		2,853	2,169,732
AEGON NV		549,704	2,708,900
AerCap Holdings NV (a)		36,425	1,986,255
Airbus Group NV		164,180	23,208,634
Akzo Nobel NV		63,797	6,034,759
ASML Holding NV (Netherlands)		120,544	26,860,115
CNH Industrial NV		298,343	3,029,858
EXOR NV		29,745	2,073,129
Ferrari NV		34,644	5,585,810
Fiat Chrysler Automobiles NV (Italy)		306,773	4,087,398
Heineken Holding NV		32,496	3,298,731
Heineken NV (Bearer)		73,592	7,912,011
ING Groep NV (Certificaten Van Aandelen)		1,106,552	12,278,019
Koninklijke Ahold Delhaize NV		332,190	7,545,006
Koninklijke DSM NV		51,628	6,396,095
Koninklijke KPN NV		1,034,530	2,949,907
Koninklijke Philips Electronics NV		258,099	12,107,590
NN Group NV		90,434	3,406,758
NXP Semiconductors NV		83,021	8,583,541
QIAGEN NV (Germany) (a)		70,072	2,674,603
Randstad NV		37,956	1,913,467
STMicroelectronics NV (France)		197,673	3,622,736
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		39,513	5,292,648
Unilever NV		411,373	23,844,674
Vopak NV		17,245	851,424
Wolters Kluwer NV		78,149	5,671,657
X5 Retail Group NV GDR		34,347	1,133,523

TOTAL NETHERLANDS			189,539,540

New Zealand - 0.2%
Auckland International Airport Ltd.		267,086	1,627,098
Fisher & Paykel Healthcare Corp.		157,878	1,701,734
Fletcher Building Ltd.		212,289	689,988
Meridian Energy Ltd.		329,901	1,015,419
Ryman Healthcare Group Ltd.		106,457	897,620
Spark New Zealand Ltd.		512,539	1,336,060
The a2 Milk Co. Ltd. (a)		205,012	2,408,912

TOTAL NEW ZEALAND			9,676,831

Norway - 0.4%
Aker Bp ASA		30,763	875,291
DNB ASA		261,596	4,688,868
Equinor ASA		287,828	5,163,927
Gjensidige Forsikring ASA		55,666	1,083,868
Marine Harvest ASA		122,238	2,941,121
Norsk Hydro ASA		401,694	1,366,278
Orkla ASA		206,274	1,757,922
Schibsted ASA (B Shares)		25,885	668,694
Telenor ASA		205,763	4,184,120
Yara International ASA		50,821	2,390,483

TOTAL NORWAY			25,120,572

Pakistan - 0.0%
Habib Bank Ltd.		129,900	97,897
MCB Bank Ltd.		74,000	81,052
Oil & Gas Development Co. Ltd.		126,500	100,392

TOTAL PAKISTAN			279,341

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		375,359	1,817,626
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		67,748	1,032,480
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		507,370	525,428
Aboitiz Power Corp.		359,100	248,957
Alliance Global Group, Inc.		1,155,000	352,129
Ayala Corp.		101,070	1,894,807
Ayala Land, Inc.		2,046,800	1,993,340
Bank of the Philippine Islands (BPI)		256,386	451,341
BDO Unibank, Inc.		541,214	1,554,319
DMCI Holdings, Inc.		844,450	167,808
Globe Telecom, Inc.		9,610	404,545
GT Capital Holdings, Inc.		26,850	486,909
International Container Terminal Services, Inc.		292,710	773,796
JG Summit Holdings, Inc.		802,880	1,024,072
Jollibee Food Corp.		108,420	550,277
Manila Electric Co.		50,570	361,392
Megaworld Corp.		3,320,400	398,241
Metro Pacific Investments Corp.		3,109,200	291,901
Metropolitan Bank & Trust Co.		429,410	637,509
Philippine Long Distance Telephone Co.		24,835	556,663
Robinsons Land Corp.		477,006	254,521
Security Bank Corp.		43,910	157,071
SM Investments Corp.		66,233	1,293,664
SM Prime Holdings, Inc.		2,803,000	2,001,556
Universal Robina Corp.		223,670	700,041

TOTAL PHILIPPINES			17,080,287

Poland - 0.3%
Alior Bank SA (a)		24,609	297,902
Bank Millennium SA (a)		161,238	314,701
Bank Polska Kasa Opieki SA		52,265	1,390,920
Bank Zachodni WBK SA		11,750	992,518
BRE Bank SA (a)		3,793	341,922
CD Projekt RED SA		17,215	1,021,543
Cyfrowy Polsat SA		68,538	531,194
Dino Polska SA (a)(c)		13,333	502,574
Grupa Lotos SA		22,812	514,395
Jastrzebska Spolka Weglowa SA		12,198	123,115
KGHM Polska Miedz SA (Bearer) (a)		44,522	1,084,348
LPP SA		335	678,047
NG2 SA		7,559	292,535
Polish Oil & Gas Co. SA		450,135	653,842
Polska Grupa Energetyczna SA (a)		219,954	504,266
Polski Koncern Naftowy Orlen SA		85,924	2,158,325
Powszechna Kasa Oszczednosci Bank SA		251,641	2,653,431
Powszechny Zaklad Ubezpieczen SA		179,413	1,935,334
Telekomunikacja Polska SA (a)		191,249	333,555

TOTAL POLAND			16,324,467

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)		82,039	1
Energias de Portugal SA		766,557	2,818,130
Galp Energia SGPS SA Class B		150,813	2,347,873
Jeronimo Martins SGPS SA		68,518	1,107,781

TOTAL PORTUGAL			6,273,785

Qatar - 0.3%
Barwa Real Estate Co. (a)		513,300	503,325
Industries Qatar QSC (a)		509,720	1,572,246
Masraf al Rayan (a)		891,700	938,052
Mesaieed Petrochemical Holding Co. (a)		1,164,470	831,593
Qatar Electricity & Water Co. (a)		130,490	559,486
Qatar Fuel Co. (a)		135,950	789,767
Qatar Insurance Co. SAQ (a)		490,060	469,768
Qatar Islamic Bank (a)		330,657	1,494,007
Qatar National Bank SAQ (a)		1,278,021	6,848,641
Qatar Telecom (Qtel) Q.S.C. (a)		176,380	346,389
The Commercial Bank of Qatar (a)		493,820	651,057

TOTAL QATAR			15,004,331

Russia - 1.0%
Alrosa Co. Ltd.		749,621	959,882
Gazprom OAO		2,347,222	8,699,819
Gazprom OAO sponsored ADR (Reg. S)		331,512	2,434,624
Inter Rao Ues JSC		10,567,000	742,375
Lukoil PJSC		104,760	8,569,122
Lukoil PJSC sponsored ADR		10,080	829,786
Magnit OJSC GDR (Reg. S)		107,564	1,559,678
Magnitogorsk Iron & Steel Works PJSC		583,500	393,110
MMC Norilsk Nickel PJSC		14,083	3,240,655
MMC Norilsk Nickel PJSC sponsored ADR		38,751	895,923
Mobile TeleSystems OJSC sponsored ADR		143,129	1,169,364
Moscow Exchange MICEX-RTS OAO (a)		330,355	483,536
NOVATEK OAO GDR (Reg. S)		26,053	5,465,919
Novolipetsk Steel OJSC		391,470	928,125
PhosAgro OJSC GDR (Reg. S)		25,441	317,249
Polyus PJSC		6,911	701,442
Rosneft Oil Co. OJSC		232,803	1,543,363
Rosneft Oil Co. OJSC GDR (Reg. S)		81,958	543,054
Sberbank of Russia		3,069,466	11,199,417
Severstal PAO		50,873	822,313
Severstal PAO GDR (Reg. S)		14,614	235,139
Surgutneftegas OJSC		977,700	415,673
Surgutneftegas OJSC sponsored ADR		91,852	384,860
Tatneft PAO		348,611	4,070,666
Tatneft PAO sponsored ADR		13,896	969,663
VTB Bank OJSC		769,220,334	513,639

TOTAL RUSSIA			58,088,396

Saudi Arabia - 0.4%
Advanced Polypropylene Co.		15,485	241,943
Al Rajhi Bank		171,360	3,143,424
Alinma Bank		114,335	766,694
Almarai Co. Ltd.		36,743	495,713
Bank Al-Jazira		73,731	297,633
Bank Albilad		56,313	435,423
Banque Saudi Fransi		74,441	802,853
Bupa Arabia for Cooperative Insurance Co.		5,448	145,549
Dar Al Arkan Real Estate Development Co. (a)		119,407	364,854
Emaar The Economic City (a)		84,699	234,412
Etihad Etisalat Co. (a)		54,008	351,937
Jarir Marketing Co.		10,483	466,215
National Commercial Bank		172,590	2,526,347
National Industrialization Co. (a)		63,758	262,814
Rabigh Refining & Petrochemical Co. (a)		36,304	187,785
Riyad Bank		157,964	1,095,056
SABIC		97,791	2,800,324
Sahara International Petrochemical Co.		53,378	284,926
Samba Financial Group		129,887	1,132,449
Saudi Airlines Catering Co.		8,655	208,843
Saudi Arabian Fertilizers Co.		22,956	538,010
Saudi Arabian Mining Co. (a)		54,790	686,601
Saudi Cement Co.		11,351	214,881
Saudi Electricity Co.		114,969	599,590
Saudi Industrial Investment Group		34,563	217,853
Saudi Kayan Petrochemical Co. (a)		111,409	335,663
Saudi Telecom Co.		52,907	1,523,498
The Co. for Cooperative Insurance (a)		10,465	207,316
The Saudi British Bank		50,544	533,666
The Savola Group (a)		41,323	352,571
Yanbu National Petrochemical Co.		31,961	502,779

TOTAL SAUDI ARABIA			21,957,622

Singapore - 0.9%
Ascendas Real Estate Investment Trust		666,600	1,479,978
BOC Aviation Ltd. Class A (c)		53,800	463,507
CapitaCommercial Trust (REIT)		689,746	1,030,248
CapitaLand Ltd.		846,500	2,217,674
CapitaMall Trust		698,700	1,327,863
City Developments Ltd.		174,000	1,221,020
ComfortDelgro Corp. Ltd.		662,400	1,298,295
DBS Group Holdings Ltd.		512,729	9,776,123
Jardine Cycle & Carriage Ltd.		27,000	660,634
Keppel Corp. Ltd.		492,800	2,277,099
Oversea-Chinese Banking Corp. Ltd.		897,737	7,474,274
Sembcorp Industries Ltd.		260,900	441,437
Singapore Airlines Ltd.		136,800	957,765
Singapore Airport Terminal Service Ltd.		173,700	605,201
Singapore Exchange Ltd.		212,600	1,219,789
Singapore Press Holdings Ltd.		400,000	639,571
Singapore Technologies Engineering Ltd.		464,000	1,423,202
Singapore Telecommunications Ltd.		2,280,200	5,500,336
Suntec (REIT)		542,300	749,561
United Overseas Bank Ltd.		351,453	6,696,151
UOL Group Ltd.		128,777	684,404
Venture Corp. Ltd.		91,100	1,016,626
Wilmar International Ltd.		568,500	1,643,322
Yangzijiang Shipbuilding Holdings Ltd.		622,200	641,590

TOTAL SINGAPORE			51,445,670

South Africa - 1.5%
Anglo American Platinum Ltd.		13,748	816,137
AngloGold Ashanti Ltd.		114,807	1,972,923
Aspen Pharmacare Holdings Ltd.		95,411	598,855
Barclays Africa Group Ltd.		213,494	2,365,641
Bidcorp Ltd.		92,315	1,930,967
Bidvest Group Ltd.		72,222	924,851
Capitec Bank Holdings Ltd.		13,891	1,137,040
Clicks Group Ltd.		88,902	1,262,624
Discovery Ltd.		108,044	991,336
Exxaro Resources Ltd.		67,199	779,232
FirstRand Ltd.		980,497	4,195,368
Fortress (REIT) Ltd. Class A		598,963	890,628
Foschini Ltd.		57,370	659,904
Gold Fields Ltd.		230,940	1,179,506
Growthpoint Properties Ltd.		838,982	1,392,231
Investec Ltd.		66,409	379,477
Kumba Iron Ore Ltd.		17,131	563,791
Liberty Holdings Ltd.		29,955	225,746
Life Healthcare Group Holdings Ltd.		350,539	551,879
MMI Holdings Ltd.		231,167	272,196
Mr Price Group Ltd.		64,103	786,880
MTN Group Ltd.		470,866	3,687,487
MultiChoice Group Ltd. (a)		114,679	1,071,914
Naspers Ltd. Class N		124,418	30,328,168
Nedbank Group Ltd.		101,953	1,703,621
Netcare Ltd.		309,787	361,217
Old Mutual Ltd.		1,471,454	1,969,369
Pick 'n Pay Stores Ltd.		98,191	453,362
PSG Group Ltd.		36,967	588,272
Rand Merchant Insurance Holdings Ltd.		188,182	403,674
Redefine Properties Ltd.		1,316,818	805,685
Remgro Ltd.		163,394	2,027,796
RMB Holdings Ltd.		286,750	1,507,777
Sanlam Ltd.		535,963	2,774,018
Sappi Ltd.		133,404	483,759
Sasol Ltd.		155,876	3,370,597
Shoprite Holdings Ltd.		145,100	1,558,862
Spar Group Ltd.		59,819	764,614
Standard Bank Group Ltd.		373,244	4,640,951
Telkom SA Ltd.		64,830	387,101
Tiger Brands Ltd.		40,383	625,121
Truworths International Ltd.		115,537	500,267
Vodacom Group Ltd.		192,084	1,570,113
Woolworths Holdings Ltd.		302,151	1,154,065

TOTAL SOUTH AFRICA			86,615,022

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA		75,956	3,069,134
Aena Sme SA (c)		18,736	3,403,557
Amadeus IT Holding SA Class A		125,401	9,906,117
Banco Bilbao Vizcaya Argentaria SA		1,904,192	9,695,590
Banco de Sabadell SA		1,568,286	1,374,291
Banco Santander SA (Spain)		4,577,173	19,536,631
Bankia SA		312,936	620,958
Bankinter SA		171,746	1,115,641
CaixaBank SA		994,403	2,464,576
Cellnex Telecom SA (c)		53,939	2,023,588
Enagas SA		62,316	1,357,257
Endesa SA		92,055	2,277,574
Ferrovial SA		131,222	3,420,938
Gas Natural SDG SA		88,070	2,232,601
Grifols SA		89,903	2,916,013
Iberdrola SA		1,695,813	16,088,161
Inditex SA		302,062	9,038,390
MAPFRE SA (Reg.)		263,405	726,932
Red Electrica Corporacion SA		127,856	2,410,577
Repsol SA		424,095	6,726,492
Siemens Gamesa Renewable Energy SA		66,003	926,103
Telefonica SA		1,328,519	10,128,119

TOTAL SPAIN			111,459,240

Sweden - 1.6%
Alfa Laval AB		85,225	1,597,541
ASSA ABLOY AB (B Shares)		280,787	6,440,449
Atlas Copco AB:
(A Shares)		180,222	5,540,270
(B Shares)		126,329	3,462,484
Boliden AB		87,125	1,984,407
Electrolux AB (B Shares)		61,328	1,423,184
Epiroc AB:
Class A		158,182	1,737,157
Class B		144,890	1,508,701
Essity AB Class B		167,910	5,005,365
H&M Hennes & Mauritz AB (B Shares)		219,812	3,832,443
Hexagon AB (B Shares)		75,220	3,659,299
Husqvarna AB (B Shares)		130,879	1,162,857
ICA Gruppen AB (b)		23,635	1,049,982
Industrivarden AB (C Shares)		42,305	921,306
Investor AB (B Shares)		127,644	6,085,426
Kinnevik AB (B Shares)		78,175	1,997,008
Lundbergfoeretagen AB		19,129	710,018
Lundin Petroleum AB		50,883	1,609,507
Sandvik AB		322,413	4,977,399
Securitas AB (B Shares)		91,293	1,417,410
Skandinaviska Enskilda Banken AB (A Shares)		449,850	4,239,963
Skanska AB (B Shares)		89,938	1,682,628
SKF AB (B Shares)		121,311	1,995,220
Svenska Handelsbanken AB (A Shares)		416,809	3,750,415
Swedbank AB (A Shares)		250,364	3,409,388
Swedish Match Co. AB		48,590	1,860,364
Tele2 AB (B Shares)		136,963	1,962,741
Telefonaktiebolaget LM Ericsson (B Shares)		876,311	7,667,085
Telia Co. AB		734,817	3,281,910
Volvo AB (B Shares)		422,993	6,315,616

TOTAL SWEDEN			92,287,543

Switzerland - 6.2%
ABB Ltd. (Reg.)		524,202	9,895,442
Adecco SA (Reg.)		47,815	2,618,275
Alcon, Inc. (a)		120,252	7,012,836
Baloise Holdings AG		14,854	2,686,878
Barry Callebaut AG		566	1,109,179
Clariant AG (Reg.)		77,649	1,423,298
Coca-Cola HBC AG		54,915	1,893,941
Compagnie Financiere Richemont SA Series A		147,629	12,650,810
Credit Suisse Group AG		715,242	8,648,017
Dufry AG		15,792	1,391,595
Ems-Chemie Holding AG		2,115	1,324,866
Galenica AG		13,812	2,051,212
Geberit AG (Reg.)		10,336	4,775,418
Givaudan SA		2,607	6,935,923
Julius Baer Group Ltd.		65,154	2,784,201
Kuehne & Nagel International AG		14,864	2,193,245
Lafargeholcim Ltd. (Reg.)		140,596	6,919,888
Lindt & Spruengli AG		26	2,151,526
Lindt & Spruengli AG (participation certificate)		312	2,299,492
Lonza Group AG		20,762	7,124,901
Nestle SA (Reg. S)		862,978	91,550,909
Novartis AG		614,241	56,325,194
Pargesa Holding SA		9,154	687,551
Partners Group Holding AG		5,389	4,303,397
Roche Holding AG (participation certificate)		199,165	53,309,540
Schindler Holding AG:
(participation certificate)		11,618	2,689,119
(Reg.)		5,373	1,211,228
SGS SA (Reg.)		1,549	3,831,421
Sika AG		35,429	5,129,733
Sonova Holding AG Class B		15,794	3,644,586
Straumann Holding AG		3,080	2,517,762
Swatch Group AG (Bearer)		7,265	2,116,934
Swatch Group AG (Bearer) (Reg.)		27,466	1,502,338
Swiss Life Holding AG		9,442	4,571,236
Swiss Prime Site AG		21,041	1,852,234
Swiss Re Ltd.		86,744	8,421,900
Swisscom AG		6,926	3,360,108
Temenos Group AG		18,632	3,299,075
UBS Group AG		1,086,992	12,126,264
Zurich Insurance Group Ltd.		41,585	14,488,163

TOTAL SWITZERLAND			364,829,635

Taiwan - 2.8%
Acer, Inc.		795,288	479,755
Advantech Co. Ltd.		90,591	761,052
ASE Technology Holding Co. Ltd.		1,055,840	2,349,699
Asia Cement Corp.		566,466	756,730
ASUSTeK Computer, Inc.		218,000	1,542,670
AU Optronics Corp.		2,181,000	575,131
Catcher Technology Co. Ltd.		201,000	1,471,183
Cathay Financial Holding Co. Ltd.		2,212,285	2,884,987
Chang Hwa Commercial Bank		1,340,980	936,047
Cheng Shin Rubber Industry Co. Ltd.		450,899	582,290
Chicony Electronics Co. Ltd.		155,493	394,911
China Airlines Ltd.		590,490	180,691
China Development Finance Holding Corp.		3,297,800	978,089
China Life Insurance Co. Ltd.		744,256	612,602
China Steel Corp.		3,285,426	2,524,548
Chinatrust Financial Holding Co. Ltd.		5,437,579	3,530,307
Chunghwa Telecom Co. Ltd.		1,059,000	3,659,144
Compal Electronics, Inc.		1,041,000	635,251
Delta Electronics, Inc.		543,621	2,620,977
E.SUN Financial Holdings Co. Ltd.		3,114,552	2,591,058
ECLAT Textile Co. Ltd.		54,941	718,109
EVA Airways Corp.		503,403	235,369
Evergreen Marine Corp. (Taiwan)		481,048	221,075
Far Eastern Textile Ltd.		812,664	767,923
Far EasTone Telecommunications Co. Ltd.		500,000	1,146,316
Feng Tay Enterprise Co. Ltd.		98,379	653,438
First Financial Holding Co. Ltd.		3,008,197	2,255,937
Formosa Chemicals & Fibre Corp.		984,590	2,991,369
Formosa Petrochemical Corp.		340,000	1,151,131
Formosa Plastics Corp.		1,247,480	4,008,074
Formosa Taffeta Co. Ltd.		186,000	210,205
Foxconn Technology Co. Ltd.		230,535	473,088
Fubon Financial Holding Co. Ltd.		1,771,398	2,445,936
Giant Manufacturing Co. Ltd.		86,000	655,647
GlobalWafers Co. Ltd.		57,000	604,063
Highwealth Construction Corp.		176,480	275,591
HIWIN Technologies Corp.		61,362	543,536
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,504,990	8,775,624
Hotai Motor Co. Ltd.		88,000	1,265,012
Hua Nan Financial Holdings Co. Ltd.		2,416,909	1,698,809
Innolux Corp.		2,266,427	523,381
Inventec Corp.		616,280	457,776
Largan Precision Co. Ltd.		29,000	3,915,456
Lite-On Technology Corp.		566,910	801,545
MediaTek, Inc.		418,970	4,185,585
Mega Financial Holding Co. Ltd.		3,166,246	3,251,910
Micro-Star International Co. Ltd.		184,000	514,301
Nan Ya Plastics Corp.		1,457,780	3,324,750
Nanya Technology Corp.		348,000	813,288
Nien Made Enterprise Co. Ltd.		47,000	360,436
Novatek Microelectronics Corp.		147,000	775,382
Pegatron Corp.		511,000	828,421
Phison Electronics Corp.		38,000	371,595
Pou Chen Corp.		531,000	652,667
Powertech Technology, Inc.		190,000	518,143
President Chain Store Corp.		185,000	1,777,006
Quanta Computer, Inc.		877,000	1,609,870
Realtek Semiconductor Corp.		138,090	915,996
Ruentex Development Co. Ltd.		154,694	204,918
Ruentex Industries Ltd.		89,809	190,788
Shin Kong Financial Holding Co. Ltd.		2,621,659	756,879
Sinopac Holdings Co.		3,463,314	1,372,050
Standard Foods Corp.		80,986	155,908
Synnex Technology International Corp.		382,500	469,007
TaiMed Biologics, Inc. (a)		53,000	282,284
Taishin Financial Holdings Co. Ltd.		2,401,362	1,122,428
Taiwan Business Bank		897,089	384,418
Taiwan Cement Corp.		1,397,000	1,995,596
Taiwan Cooperative Financial Holding Co. Ltd.		2,770,223	1,861,717
Taiwan High Speed Rail Corp.		569,000	757,484
Taiwan Mobile Co. Ltd.		484,600	1,694,193
Taiwan Semiconductor Manufacturing Co. Ltd.		6,454,000	53,007,651
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		99,821	4,255,369
Tatung Co. Ltd. (a)		533,000	342,404
The Shanghai Commercial & Savings Bank Ltd.		943,000	1,551,650
Unified-President Enterprises Corp.		1,405,080	3,632,624
United Microelectronics Corp.		3,279,000	1,454,112
Vanguard International Semiconductor Corp.		240,000	483,906
Walsin Technology Corp.		85,000	472,387
Win Semiconductors Corp.		82,000	692,185
Winbond Electronics Corp.		801,000	487,739
Wistron Corp.		686,666	509,517
WPG Holding Co. Ltd.		373,320	492,526
Yageo Corp.		64,519	541,114
Yuanta Financial Holding Co. Ltd.		2,735,372	1,530,694

TOTAL TAIWAN			167,462,430

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)		340,500	2,351,046
Airports of Thailand PCL (For. Reg.)		1,092,100	2,545,660
Bangkok Bank PCL (For. Reg.)		131,900	773,087
Bangkok Dusit Medical Services PCL		357,100	289,016
Bangkok Dusit Medical Services PCL (For. Reg.)		2,393,200	1,936,915
Bangkok Expressway and Metro PCL		2,524,100	858,907
Banpu PCL (For. Reg.)		1,165,700	538,443
Berli Jucker PCL (For. Reg)		320,600	536,730
BTS Group Holdings PCL		1,433,300	574,607
Bumrungrad Hospital PCL (For. Reg.)		93,500	516,392
C.P. ALL PCL (For. Reg.)		1,627,200	4,566,041
Central Pattana PCL (For. Reg.)		701,100	1,663,168
Charoen Pokphand Foods PCL (For. Reg.)		1,094,800	984,450
Electricity Generating PCL (For. Reg.)		73,800	787,601
Energy Absolute PCL		542,400	914,935
Glow Energy PCL (For. Reg.)		113,900	330,235
Gulf Energy Development PCL		225,700	924,357
Home Product Center PCL (For. Reg.)		2,037,467	1,135,812
Indorama Ventures PCL (For. Reg.)		532,600	705,759
Intouch Holdings PCL (For. Reg.)		532,100	1,099,728
IRPC PCL (For. Reg.)		2,666,900	413,895
Kasikornbank PCL		138,100	771,123
Kasikornbank PCL (For. Reg.)		432,200	2,420,314
Krung Thai Bank PCL (For. Reg.)		898,655	571,421
Land & House PCL		787,100	287,785
Land & House PCL (For. Reg.)		1,868,500	683,175
Minor International PCL:
warrants 9/30/21 (a)		36,068	6,414
(For. Reg.)		1,055,670	1,373,911
Muangthai Leasing PCL		148,700	290,733
PTT Exploration and Production PCL (For. Reg.)		352,744	1,542,723
PTT Global Chemical PCL (For. Reg.)		641,939	1,254,087
PTT PCL (For. Reg.)		3,281,900	5,016,188
Ratchaburi Electric Generating Holding PCL (For. Reg.)		203,100	444,990
Robinsons Department Store PCL (For. Reg.)		112,300	230,552
Siam Cement PCL (For. Reg.)		215,500	3,028,030
Siam Commercial Bank PCL (For. Reg.)		216,800	965,971
Thai Oil PCL (For. Reg.)		361,700	806,929
Thai Union Frozen Products PCL (For. Reg.)		961,100	589,014
TMB PCL (For. Reg.)		2,093,400	128,401
Total Access Communication PCL (For. Reg.)		189,300	358,949
True Corp. PCL (For. Reg.)		4,303,512	896,540

TOTAL THAILAND			46,114,034

Turkey - 0.1%
Akbank TAS (a)		864,329	1,169,268
Anadolu Efes Biracilik Ve Malt Sanayii A/S		66,301	254,702
Arcelik A/S (a)		46,392	145,053
Aselsan A/S		83,265	282,722
Bim Birlesik Magazalar A/S JSC		129,522	1,087,511
Eregli Demir ve Celik Fabrikalari T.A.S.		374,461	498,521
Ford Otomotiv Sanayi A/S		14,785	161,864
Haci Omer Sabanci Holding A/S		301,012	532,340
Koc Holding A/S		181,675	609,381
TAV Havalimanlari Holding A/S		41,171	185,163
Tupras Turkiye Petrol Rafinerileri A/S		39,061	979,849
Turk Hava Yollari AO (a)		156,925	350,347
Turk Sise ve Cam Fabrikalari A/S		142,895	126,227
Turkcell Iletisim Hizmet A/S		279,085	653,082
Turkiye Garanti Bankasi A/S (a)		708,818	1,251,005
Turkiye Is Bankasi A/S Series C (a)		429,478	480,190

TOTAL TURKEY			8,767,225

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		838,102	2,053,528
Aldar Properties PJSC (a)		1,008,831	634,442
DP World Ltd.		42,332	651,913
Dubai Islamic Bank Pakistan Ltd. (a)		436,217	631,794
Emaar Development PJSC (a)		230,209	300,833
Emaar Malls Group PJSC (a)		726,391	419,245
Emaar Properties PJSC		971,786	1,463,043
Emirates Telecommunications Corp.		472,595	2,218,134
National Bank of Abu Dhabi PJSC		768,882	3,324,080

TOTAL UNITED ARAB EMIRATES			11,697,012

United Kingdom - 10.4%
3i Group PLC		277,448	3,753,625
Admiral Group PLC		51,509	1,357,411
Anglo American PLC (United Kingdom)		296,532	7,352,890
Antofagasta PLC		109,491	1,250,564
Ashtead Group PLC		129,791	3,587,677
Associated British Foods PLC		104,036	3,061,740
AstraZeneca PLC (United Kingdom)		359,180	31,030,952
Auto Trader Group PLC (c)		250,595	1,645,052
Aviva PLC		1,176,882	5,778,043
BAE Systems PLC		906,390	6,021,817
Barclays PLC		4,824,709	9,031,032
Barratt Developments PLC		280,131	2,197,985
Berkeley Group Holdings PLC		37,258	1,757,101
BHP Billiton PLC		598,313	14,265,899
BP PLC		5,136,524	33,987,090
BP PLC sponsored ADR		94,706	3,763,616
British American Tobacco PLC (United Kingdom)		649,292	23,135,935
British Land Co. PLC		264,952	1,636,817
BT Group PLC		2,386,157	5,589,223
Bunzl PLC		92,081	2,407,564
Burberry Group PLC		113,151	3,108,450
Carnival PLC		44,794	2,021,965
Centrica PLC		1,574,617	1,449,572
Coca-Cola European Partners PLC		68,788	3,802,601
Compass Group PLC		445,284	11,265,920
Croda International PLC		38,788	2,211,334
Diageo PLC		683,448	28,499,918
Direct Line Insurance Group PLC		384,722	1,508,382
easyJet PLC		39,924	468,037
Evraz PLC		133,445	1,056,459
Fresnillo PLC		55,518	405,768
G4S PLC (United Kingdom)		429,171	999,728
GlaxoSmithKline PLC		1,410,546	29,171,403
Halma PLC		105,972	2,564,564
Hargreaves Lansdown PLC		78,883	2,014,522
HSBC Holdings PLC (United Kingdom)		5,644,735	45,205,807
Imperial Tobacco Group PLC		271,596	6,919,531
Informa PLC		363,819	3,866,928
InterContinental Hotel Group PLC		51,220	3,558,494
Intertek Group PLC		47,719	3,312,414
Investec PLC		213,548	1,221,089
ITV PLC		1,104,368	1,490,083
J Sainsbury PLC		483,624	1,154,040
John Wood Group PLC		193,058	1,246,670
Johnson Matthey PLC		53,230	2,081,166
Kingfisher PLC		628,994	1,698,214
Land Securities Group PLC		204,907	1,984,030
Legal & General Group PLC		1,735,565	5,525,605
Lloyds Banking Group PLC		20,251,118	13,100,125
London Stock Exchange Group PLC		89,321	7,197,378
Marks & Spencer Group PLC		535,572	1,346,123
Meggitt PLC		202,689	1,470,560
Melrose Industries PLC		1,346,990	3,062,380
Merlin Entertainments PLC (c)		181,319	995,567
Micro Focus International PLC		94,322	1,986,809
Mondi PLC		101,696	2,230,434
Mondi PLC		30,137	654,101
National Grid PLC		956,712	9,823,071
Next PLC		37,369	2,755,751
NMC Health PLC		27,028	813,173
Ocado Group PLC (a)		133,374	2,020,153
Pearson PLC		212,894	2,254,414
Persimmon PLC		87,157	2,129,372
Prudential PLC		734,523	15,112,249
Reckitt Benckiser Group PLC		200,413	15,492,585
RELX PLC (London Stock Exchange)		555,021	13,185,364
Rentokil Initial PLC		538,643	2,849,440
Rio Tinto PLC		323,024	18,241,646
Rolls-Royce Holdings PLC		489,660	5,118,097
Royal Bank of Scotland Group PLC		1,323,392	3,486,540
Royal Dutch Shell PLC:
Class A (United Kingdom)		1,273,028	40,094,655
Class B (United Kingdom)		1,031,901	32,592,628
RSA Insurance Group PLC		280,011	1,908,963
Sage Group PLC		316,198	2,768,604
Schroders PLC		37,733	1,364,224
Scottish & Southern Energy PLC		281,374	3,751,192
Segro PLC		309,276	2,874,237
Severn Trent PLC		65,053	1,594,086
Smith & Nephew PLC		251,351	5,690,292
Smiths Group PLC		110,207	2,200,653
Spirax-Sarco Engineering PLC		22,278	2,436,950
St. James's Place Capital PLC		142,749	1,708,195
Standard Chartered PLC (United Kingdom)		797,767	6,566,073
Standard Life PLC		680,126	2,471,378
Taylor Wimpey PLC		903,483	1,777,738
Tesco PLC		2,793,071	7,565,615
The Weir Group PLC		72,528	1,320,373
Unilever PLC		313,557	18,864,273
United Utilities Group PLC		183,707	1,761,780
Vodafone Group PLC		6,781,080	12,341,454
Vodafone Group PLC sponsored ADR		78,854	1,428,834
Whitbread PLC		37,773	2,077,674
WM Morrison Supermarkets PLC		631,973	1,495,968

TOTAL UNITED KINGDOM			614,405,898

United States of America - 0.1%
Southern Copper Corp.		21,576	772,205
Yum China Holdings, Inc.		104,311	4,746,151

TOTAL UNITED STATES OF AMERICA			5,518,356

TOTAL COMMON STOCKS
(Cost $5,557,909,098)			5,713,254,229

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Banco Bradesco SA (PN)		1,133,608	10,247,875
Braskem SA (PN-A) (a)		53,000	472,734
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		6,900	71,597
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		57,400	1,407,043
Companhia Energetica de Minas Gerais (CEMIG) (PN)		335,607	1,243,461
Gerdau SA		368,600	1,328,036
Itau Unibanco Holding SA		1,370,121	12,500,849
Itausa-Investimentos Itau SA (PN)		1,249,798	4,083,740
Lojas Americanas SA (PN)		180,136	856,700
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,198,000	8,186,838
Telefonica Brasil SA		141,200	1,935,032

TOTAL BRAZIL			42,333,905

Chile - 0.0%
Embotelladora Andina SA Class B		107,780	378,906
Sociedad Quimica y Minera de Chile SA (PN-B) (a)		31,066	911,221

TOTAL CHILE			1,290,127

Colombia - 0.0%
Bancolombia SA (PN)		125,151	1,573,862
Grupo Aval Acciones y Valores SA		909,732	350,758
Grupo de Inversiones Suramerica SA		25,955	251,566

TOTAL COLOMBIA			2,176,186

France - 0.0%
Air Liquide SA (a)		8,120	1,123,605
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		25,221	1,503,473
Fuchs Petrolub AG		17,444	674,709
Henkel AG & Co. KGaA		52,175	5,385,330
Porsche Automobil Holding SE (Germany)		45,014	2,950,494
Sartorius AG (non-vtg.)		9,756	2,002,300
Volkswagen AG		52,859	8,832,241

TOTAL GERMANY			21,348,547

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,929,498	1,025,550
Korea (South) - 0.2%
AMOREPACIFIC Corp.		3,686	240,541
CJ Corp. (a)(d)		468	14,444
Hyundai Motor Co.		4,726	291,288
Hyundai Motor Co. Series 2		15,818	1,091,212
LG Chemical Ltd.		2,863	429,934
LG Household & Health Care Ltd.		486	327,154
Samsung Electronics Co. Ltd.		248,964	7,667,716

TOTAL KOREA (SOUTH)			10,062,289

Russia - 0.0%
AK Transneft OAO		116	287,414
Surgutneftegas OJSC		1,991,333	976,028

TOTAL RUSSIA			1,263,442

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $76,376,542)			80,623,651
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	12,674
		Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 2.43% (e)		96,139,958	96,159,186
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)		16,617,812	16,619,474
TOTAL MONEY MARKET FUNDS
(Cost $112,778,025)			112,778,660
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $5,747,077,624)			5,906,669,214
NET OTHER ASSETS (LIABILITIES) - 0.5%(g)			27,575,077
NET ASSETS - 100%			$5,934,244,291

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	986	Sept. 2019	$92,866,410	$(231,926)	$(231,926)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	715	Sept. 2019	36,665,200	81,679	81,679
TME S&P/TSX 60 Index Contracts (Canada)	65	Sept. 2019	9,638,203	27,121	27,121
TOTAL FUTURES CONTRACTS					$(123,126)

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,698,891 or 1.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $6,167,267 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,869,217
Fidelity Securities Lending Cash Central Fund	386,292
Total	$4,255,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.